PROSPECTUS

INSTITUTIONAL CLASS

JULY 31, 2001

First Focus U.S. Government Money Market Fund

First Focus Short/Intermediate Bond Fund

First Focus Bond Fund

First Focus Income Fund

First Focus Nebraska Tax-Free Fund

First Focus Colorado Tax-Free Fund

First Focus Balanced Fund

First Focus Core Equity Fund

First Focus Growth Opportunities Fund

First Focus Small Company Fund

[GRAPHIC OMITTED]

    FIRST FOCUS FUNDS
Value. Stability. Service.

--------------------------------------------------------------------------------

                              NOTICE TO INVESTORS

                        Shares of First Focus Funds are:
                      ------------------------------------
                                NOT FDIC INSURED
                      ------------------------------------
                      MAY LOSE VALUE     NO BANK GUARANTEE
                      ------------------------------------

An investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The First Focus Funds are distributed by an independent third party, SEI Investments Distribution Co.

These pages are followed by a Prospectus which describes in detail the Funds' objectives, investment policies, risks, fees and other matters of interest. Please read it carefully before investing.

PROSPECTUS
FIRST FOCUS FUNDS(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

A FAMILY OF MUTUAL FUNDS

o    First Focus U.S. Government Money Market Fund
o    First Focus Short/Intermediate Bond Fund
o    First Focus Bond Fund
o    First Focus Income Fund
o    First Focus Nebraska Tax-Free Fund
o    First Focus Colorado Tax-Free Fund
o    First Focus Balanced Fund
o    First Focus Core Equity Fund
o    First Focus Growth Opportunities Fund
o    First Focus Small Company Fund

PROSPECTUS

July 31, 2001

First Focus Funds, Inc. (the "Company") is a family of ten mutual funds (the "Funds"). The Company was previously known as First Omaha Funds, Inc. Some of the Funds have several classes of shares. This Prospectus describes the Institutional Class Shares of each of the ten funds. The Institutional Shares have no sales charges or 12b-1 fees.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the First National Bank of Omaha, FNC Trust Group, n.a., First National Colorado, Inc., their parent, First National of Nebraska, Inc., or any of their affiliates. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund involves certain investment risks, including the possible loss of principal.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

The Funds

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, EXPENSES AND PERFORMANCE

First Focus U.S. Government Money Market Fund                                  2
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First Focus Short/Intermediate Bond Fund                                       5
--------------------------------------------------------------------------------
First Focus Bond Fund                                                          9
--------------------------------------------------------------------------------
First Focus Income Fund                                                       13
--------------------------------------------------------------------------------
First Focus Nebraska Tax-Free Fund                                            17
--------------------------------------------------------------------------------
First Focus Colorado Tax-Free Fund                                            20
--------------------------------------------------------------------------------
First Focus Balanced Fund                                                     22
--------------------------------------------------------------------------------
First Focus Core Equity Fund                                                  26
--------------------------------------------------------------------------------
First Focus Growth Opportunities Fund                                         29
--------------------------------------------------------------------------------
First Focus Small Company Fund                                                32
--------------------------------------------------------------------------------

Your Investment

BUYING AND SELLING SHARES, ACCOUNT POLICIES AND MANAGEMENT

Buying Shares                                                                 35
--------------------------------------------------------------------------------
Selling Shares                                                                35
--------------------------------------------------------------------------------
Exchanging Shares                                                             36
--------------------------------------------------------------------------------
Transaction Policies                                                          36
--------------------------------------------------------------------------------
Dividends and Taxes                                                           37
--------------------------------------------------------------------------------
Management of the Company                                                     39
--------------------------------------------------------------------------------
Financial Highlights                                                          42
--------------------------------------------------------------------------------

For more information                                                  Back cover

PROSPECTUS
FIRST FOCUS U.S. GOVERNMENT MONEY MARKET FUND
(FORMERLY FIRST OMAHA U.S. GOVERNMENT MONEY MARKET FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Money Market Fund is maximum current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

The Money Market Fund invests only in U.S. dollar-denominated instruments that the adviser determines present minimal credit risks. They must be rated at purchase in one of the two highest rating categories of a national rating organization, or if unrated, considered at purchase to be of comparable quality by the Fund's investment adviser. The Fund will invest no more than 5% of its assets in securities rated in the second highest category.

All securities in which the Fund invests mature within 397 calendar days. The dollar-weighted average maturity of the Fund's securities will not exceed 90 days.

The Fund may invest in:

o U.S. Treasury obligations, offering varied interest rates, maturities, and times of issuance. These include "stripped" obligations such as Treasury Receipts, representing either future interest or principal payments.

o obligations issued and/or guaranteed by agencies or instrumentalities of the U.S. government. The Fund may invest not only in obligations of certain agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the U.S. government, but also in such obligations that are supported only by the issuer's right to borrow from the U.S. Treasury (such as those of the Federal National Mortgage Association), by the discretionary authority of the U.S. government to purchase the agency's obligations (such as those of the Student Loan Marketing Association and the Federal Home Loan Banks), or by the credit of the instrumentality (such as those of the Federal Farm Credit Banks). The Fund will invest in the obligations of such agencies or instrumentalities only when the Fund's investment adviser determines that they present minimal credit risk.

o    repurchase agreements.

Principal risks

PRESERVATION OF VALUE. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INTEREST RATE. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. The rate of income on Fund shares will vary from day to day so that dividends on your investment will vary. The Fund is subject to interest rate risk; when interest rates increase, fixed income securities will decline in value.

DERIVATIVE RISKS. Stripped securities are issued at a discount to their face value and may be more volatile than ordinary debt securities because of the way their principal and interest are returned to investors.

LENDING RISKS. If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

GOVERNMENT SECURITIES. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance. The bar chart shows you how the Fund's performance has varied from year-to-year and the table shows the Fund's average annual returns. The variability of performance over time provides an indication of the risks of investing in the Fund. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                            as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  1992     1993     1994     1995     1996     1997     1998     1999   2000
  ----     ----     ----     ----     ----     ----     ----     ----   ----
  3.27     2.56     3.56     5.36     4.80     4.90     4.81     4.69   6.10

The Fund's total return for the six-month period ended June 30, 2001 was 2.34%.

                     Best Quarter              Worst Quarter
                   December 31, 2000           June 30, 1993
--------------------------------------------------------------------------------
                         1.55%                     0.61%
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                                                         Since
                                                                       Inception
                                             1 Year       5 Years      (12/4/91)
--------------------------------------------------------------------------------
U.S. Government
Money Market Fund                              6.10%        5.06%        4.45%
--------------------------------------------------------------------------------

The performance information stated above, from inception through April 9, 1995, relates to a predecessor mutual fund, First Omaha U.S. Government Obligations Fund, which began operations on December 4, 1991. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995.

IF YOU WOULD LIKE TO KNOW THE CURRENT SEVEN-DAY YIELD FOR THE FUND, CALL THE FUND'S TOLL-FREE NUMBER, 1-800-662-4203.

Expenses

This table describes the fees and expenses you may pay in connection with investing in Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's Share price.

                                    Fee Table

U.S. Government Money Market Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.25%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                  None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.33%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           0.58%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2001 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2001 were 0.13% and 0.27%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2001 were 0.40%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

                                                       CONTINUED ON NEXT PAGE  3

PROSPECTUS
FIRST FOCUS U.S. GOVERNMENT MONEY MARKET FUND (CONT'D)
(FORMERLY FIRST OMAHA U.S. GOVERNMENT MONEY MARKET FUND)
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                 1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                   $59         $186        $324         $726
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS SHORT/INTERMEDIATE BOND FUND
(FORMERLY FIRST OMAHA SHORT/INTERMEDIATE FIXED INCOME FUND)    FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks generation of current income consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, this Fund intends to invest primarily all, but must invest at least 80%, of its assets in fixed income securities, consisting of:

o    bonds, notes and debentures from a wide range of U.S. corporate issuers;

o    mortgage-related securities;

o    state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o    repurchase agreements.

The Fund's investment strategy emphasizes fundamental analysis, relative value and a long-term outlook. "Relative value" is the value the Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund's "long-term outlook" is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Fund's portfolio. The adviser looks for securities that appear to be underpriced compared to other investments available and that keep the Fund diversified.

Fixed income securities are chosen so their maturities are staggered, to manage reinvestment risk and value fluctuations. However, the adviser can go outside this laddered approach if the adviser believes a security appears to offer greater relative value.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of two to five years under normal market conditions, and is expected to be somewhat less volatile than the Bond Fund and Income Fund. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Lehman MF Short (1-5 Year) U.S. Gov't./Credit Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2001 the average duration of the Lehman U.S. Aggregate Bond Index was 4.75. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.20.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.


                                                       CONTINUED ON NEXT PAGE  5

PROSPECTUS
FIRST FOCUS SHORT/INTERMEDIATE BOND FUND (CONT'D)
(FORMERLY FIRST OMAHA SHORT/INTERMEDIATE FIXED INCOME FUND)
--------------------------------------------------------------------------------

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 25% of its assets in mortgage-related securities, which are backed by obligations such as:

o    conventional 30-year fixed rate mortgages;

o    15-year mortgages; or

o    adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole-mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal Risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment-grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

EXTENSION RISK: Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman MF Short (1-5 Year) U.S. Gov't. Index and the Lehman Intermediate Gov't./Credit Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
17.61    5.85    6.38   -1.33   12.74    3.38    6.71    7.75   -1.40    8.80

The Fund's total return for the six-month period ended June 30, 2001 was 3.59%.

                     Best Quarter              Worst Quarter
                  September 30, 1998          March 31, 1994
--------------------------------------------------------------------------------
                         4.48%                    -1.31%
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                                                          Since
                                                                       Inception
                                              1 Year       5 Years      (1/1/91)
--------------------------------------------------------------------------------
Short/Intermediate
Bond Fund                                       8.80%        4.98%        6.50%
--------------------------------------------------------------------------------
Lehman MF Short
(1-5 Year) U.S. Gov't./
Credit Index(1)                                 8.92%        6.07%        6.86%
--------------------------------------------------------------------------------
Lehman
Intermediate
Gov't./Credit
Index(1)                                       10.10%        6.11%        7.30%
--------------------------------------------------------------------------------

(1) The Lehman MF Short (1-5 Year) U.S. Gov't./Credit Index is an index made up of the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of the U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government). A flower bond is a type of U.S. government bond that, regardless of its cost price, can be redeemed at par value in payment of estate taxes if owned by the decedent at the time of death. Foreign-targeted issues are securities targeted for foreign investors. The Lehman Intermediate Gov't./Credit Index is a market value weighted performance index of government and corporate fixed-rate debt securities with maturities between one and ten years. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through April 9, 1995 relates to a predecessor mutual fund, First Omaha Short/Intermediate Fixed Income Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's


                                                       CONTINUED ON NEXT PAGE  7

PROSPECTUS
FIRST FOCUS SHORT/INTERMEDIATE BOND FUND (CONT'D)
(FORMERLY FIRST OMAHA SHORT/INTERMEDIATE FIXED INCOME FUND)
--------------------------------------------------------------------------------

operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Short/Intermediate Bond Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.64%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           1.14%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2001 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2001 were 0.45% and 0.51%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2001 were 0.96%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                 1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                  $116       $362        $628        $1,386
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS BOND FUND
(FORMERLY FIRST OMAHA FIXED INCOME FUND)
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks current income consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 80%, of its assets in fixed income securities, consisting of:

o    bonds, notes and debentures from a wide range of U.S. corporate issuers;

o    mortgage-related securities;

o    state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o    repurchase agreements.

The Fund's investment strategy emphasizes fundamental analysis, relative value, and a long-term outlook. "Relative value" is the value the Fund places on a security by comparing it to historical valuations, comparable securities in the same sector, and other securities in different sectors of the fixed income market. The Fund's "long-term outlook" is typically a minimum three to five year view of general market conditions that may affect the overall structure of the Fund's portfolio. The adviser looks for securities that appear to be underpriced compared to other investments available and that keep the Fund diversified.

Fixed income securities are chosen so their maturities are staggered, to manage reinvestment risk and value fluctuations. However, the adviser can go outside this laddered approach if the adviser believes a security appears to offer greater relative value.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of five years or more under normal market conditions. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. Gov't./Credit Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2001 the average duration of the Lehman U.S. Aggregate Bond Index was
4.75. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.20.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

MORTGAGE-RELATED SECURITIES. Under normal market conditions, the Fund will invest no more than 25% of its value in mortgage-related securities, which are backed by obligations such as:

o    conventional 30-year fixed rate mortgages;

o    15-year mortgages; or

o    adjustable-rate mortgages.


                                                       CONTINUED ON NEXT PAGE  9

PROSPECTUS
FIRST FOCUS BOND FUND (CONT'D)
(FORMERLY FIRST OMAHA FIXED INCOME FUND)
--------------------------------------------------------------------------------

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees). Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's fixed-income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

EXTENSION RISK. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman U.S. Gov't./Credit Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
14.13    7.55   11.06   -4.73   20.43    0.89    9.47    9.37   -4.60    9.84

The Fund's total return for the six-month period ended June 30, 2001 was 2.61%.

                      Best Quarter              Worst Quarter
                      June 30, 1995            March 31, 1996
--------------------------------------------------------------------------------
                          6.95%                    -3.40%
--------------------------------------------------------------------------------

                           Average Annual Total Return

                     on Institutional Shares as of 12/31/00


                                            1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Bond Fund                                     9.84%         4.82%         7.03%
--------------------------------------------------------------------------------
Lehman
U.S. Gov't./
Credit Index(1)                              11.84%         6.23%         8.00%
--------------------------------------------------------------------------------

(1) The Lehman U.S. Gov't./Credit Index is an index that includes all public obligations of the U.S. Treasury, excluding flower bonds guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies). A flower bond is a type of U.S. government bond that, regardless of its cost price, can be redeemed at par value in payment of estate taxes if owned by the decedent at the time of death. Foreign-targeted issues are securities targeted for foreign investors. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through April 9, 1995 relates to a predecessor mutual fund, First Omaha Fixed Income Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


                                                      CONTINUED ON NEXT PAGE  11

PROSPECTUS
FIRST FOCUS BOND FUND (CONT'D)
(FORMERLY FIRST OMAHA FIXED INCOME FUND)
--------------------------------------------------------------------------------

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Bond Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.52%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           1.12%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2001 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2001 were 0.55% and 0.40%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2001 were 0.95%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                 1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                  $114         $356        $617        $1,363
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS INCOME FUND
(FORMERLY FIRST OMAHA INCOME FUND)                             FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks to maximize current income consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 65%, of its assets in fixed income securities, consisting of:

o    bonds, notes and debentures from a wide range of U.S. corporate issuers;

o    mortgage-related securities;

o    state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o    repurchase agreements.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. Aggregate Bond Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2001 the average duration of the Lehman U.S. Aggregate Bond Index was
4.75. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.20.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

MORTGAGE-RELATED SECURITIES. Under normal market conditions, the Fund will invest no more than 50% of its value in mortgage-related securities, which are backed by obligations such as:

o    conventional 30-year fixed rate mortgages;

o    15-year mortgages; or

o    adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.


                                                      CONTINUED ON NEXT PAGE  13

PROSPECTUS
FIRST FOCUS INCOME FUND (CONT'D)
(FORMERLY FIRST OMAHA INCOME FUND)
--------------------------------------------------------------------------------

Principal Risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

EXTENSION RISK. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman U.S. Aggregate Bond Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
14.43    6.37    9.25   -4.28   17.84    1.48    8.99    8.71   -4.75   10.17

The Fund's total return for the six-month period ended June 30, 2001 was 2.28%.

                    Best Quarter              Worst Quarter
                    June 30, 1995            March 31, 1994
--------------------------------------------------------------------------------
                        6.12%                    -3.16%
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                          1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Income Fund                               10.17%          4.77%           6.59%
--------------------------------------------------------------------------------
Lehman
U.S. Aggregate
Bond Index(1)                             11.63%          6.46%           7.96%
--------------------------------------------------------------------------------

(1) The Lehman U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods through December 31, 2000. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2001. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Income Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.55%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           1.15%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses to be incurred are expected to be 0.40% and 0.42%, respectively. The actual Total Fund Operating Expenses incurred by the Fund are expected to be 0.82%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.




                                                      CONTINUED ON NEXT PAGE  15

PROSPECTUS
FIRST FOCUS INCOME FUND (CONT'D)
(FORMERLY FIRST OMAHA INCOME FUND)
--------------------------------------------------------------------------------

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                 $117         $365        $633        $1,398
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS NEBRASKA TAX-FREE FUND
(FORMERLY FIRST OMAHA NEBRASKA TAX-EXEMPT FUND)                FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Nebraska state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Nebraska municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar-weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.


                                                      CONTINUED ON NEXT PAGE  17

PROSPECTUS
FIRST FOCUS NEBRASKA TAX-FREE FUND (CONT'D)
(FORMERLY FIRST OMAHA NEBRASKA TAX-EXEMPT FUND)
--------------------------------------------------------------------------------

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. For example, neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. Nebraska's economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance. The bar chart shows you how the Fund's performance has varied from year-to-year. The table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance over time to that of the Lehman Municipal Bond Index and the Lehman Nebraska Municipal Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 9.24    5.59    8.66   -4.18   12.00    2.72    5.90    5.03   -1.56    7.72

The Fund's total return for the six-month period ended June 30, 2001 was 3.43%.

                     Best Quarter              Worst Quarter
                    March 31, 1995            March 31, 1994
--------------------------------------------------------------------------------
                         4.93%                    -4.59%
--------------------------------------------------------------------------------

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                            1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Nebraska
Tax-Free Fund                                 7.72%         3.91%         5.00%
--------------------------------------------------------------------------------
Lehman Municipal
Bond Index(1)                                11.69%         5.84%         7.32%
--------------------------------------------------------------------------------
Lehman Nebraska
Municipal Index(1)                            9.74%         6.09%          N.A.
--------------------------------------------------------------------------------

(1) The Lehman Municipal Bond Index is an index that includes a broad range of investment grade municipal bonds. The Lehman Nebraska Municipal Index includes investment grade, tax-exempt fixed rate, long-term municipal bonds issued in Nebraska in issues of $50 million or more. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods shown. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2001. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Nebraska Tax-Free Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.54%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           1.24%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses to be incurred are expected to be 0.50% and 0.41%, respectively. The actual Total Fund Operating Expenses incurred by the Fund are expected to be 0.91%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

               1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                $126         $393        $681        $1,500
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS COLORADO TAX-FREE FUND
(FORMERLY FIRST OMAHA COLORADO TAX-EXEMPT FUND)
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks as high a level of current income exempt from both federal and Colorado income tax as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Colorado state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Colorado municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar-weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

The Fund may also invest in financial futures and related options for hedging purposes.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified and invests primarily in Colorado municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Colorado municipal securities in which the Fund invests. For example, neither the State of Colorado nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. In 1992 Colorado passed a constitutional amendment restricting the ability of state and local governments to incur indebtedness and raise taxes.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Colorado Tax-Free Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.70%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.69%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           1.39%
--------------------------------------------------------------------------------
Fee Waiver/Reimbursement                                                 (0.49)%
--------------------------------------------------------------------------------
Net Expenses(1)                                                            0.90%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, the Fund's Adviser has contractually agreed to waive or reimburse expenses in excess of .90% for a period of one year from the date of this Prospectus. Thus, the actual annual Management Fees and Other Expenses to be incurred are expected to be .29% and .61%, respectively. The actual Total Fund Operating Expenses incurred by the Fund are expected to be .90%.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                 1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                   $92         $392        $714        $1,626
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS BALANCED FUND
(FORMERLY FIRST OMAHA BALANCED FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Balanced Fund is capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Based on the adviser's assessment of market conditions, the Balanced Fund will allocate its assets among stocks, fixed income securities and cash equivalents. The Fund will invest 35% to 65% of its total assets in stocks and convertible securities, and at least 35% of its total assets in fixed income securities. However, under normal market conditions, the Fund intends to maintain an approximately equal allocation between stocks and fixed income securities.

EQUITIES. In general, the equity portion of the Balanced Fund mirrors the Growth Opportunities Fund's holdings, and consists primarily of common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Balanced Fund will invest primarily in companies with market capitalizations of $1 billion to $10 billion. See "First Focus Growth Opportunities Fund."

FIXED INCOME SECURITIES. The fixed income portion of the Balanced Fund includes:

o    bonds, notes and debentures from a wide range of U.S. corporate issuers;

o    mortgage-related securities;

o    state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or

o fixed income securities that can be converted into or exchanged for common stock.

In addition, the Balanced Fund may invest in U.S. Treasury obligations, cash equivalents, repurchase agreements or asset-backed securities.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Fixed income securities are chosen so their maturities are staggered, to manage reinvestment risk and value fluctuations. However, the adviser can go outside this laddered approach if the adviser believes a security appears to offer greater relative value.

With respect to the fixed income portion of the Balanced Fund, the Fund seeks to maintain a dollar-weighted average portfolio maturity of five years or more. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain, with respect to the fixed income portion of the Fund, an average portfolio duration comparable to the Lehman U.S. Gov't./Credit Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2001 the average duration of the Lehman U.S. Aggregate Bond Index was 4.75. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.20.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

Principal risks -- Stocks

The stock portion of the Balanced Fund is subject to the risks of equity investing, which include:

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

COMMON STOCKS. This Fund invests in common stocks, whose risks include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

MID-CAP STOCKS. The emphasis on medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

OVER-THE-COUNTER MARKET. Some of the stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

GROWTH INVESTING. The stock portion of this Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

Principal risks -- Fixed income securities

The fixed income securities portion of the Balanced Fund is subject to the risks associated with the Bond Fund, which include:

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.


                                                      CONTINUED ON NEXT PAGE  23

PROSPECTUS
FIRST FOCUS BALANCED FUND (CONT'D)
(FORMERLY FIRST OMAHA BALANCED FUND)
--------------------------------------------------------------------------------

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested in securities with lower yields.

PREPAYMENT RISK. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired these securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

EXTENSION RISK. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the S&P 500 Composite Index, the Frank Russell Mid-Cap Index and the Lehman U.S. Gov't./Credit Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1997    1998    1999    2000
                          ----    ----    ----    ----
                         14.96    7.66   -7.32    5.58

The Fund's total return for the six-month period ended June 30, 2001 was 0.44%.

                   Best Quarter              Worst Quarter
                   June 30, 1997          September 30, 1999
--------------------------------------------------------------------------------
                       9.24%                    -7.59%
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                                                         Since
                                                                       Inception
                                                           1 Year       (8/6/96)
--------------------------------------------------------------------------------
Balanced Fund                                                5.58%        5.81%
--------------------------------------------------------------------------------
S&P 500
Composite Index(1)                                         -9.11%        19.43%
--------------------------------------------------------------------------------
Frank Russell
Mid-Cap Index(1)                                             8.25%       17.60%
--------------------------------------------------------------------------------
Lehman U.S. Gov't./
Credit Index(1)                                             11.84%        7.70%
--------------------------------------------------------------------------------

(1) The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Frank Russell Mid-Cap Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Lehman U.S. Gov't./Credit Index includes all public obligations of the

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

     U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, or international agencies). The Fund uses equity and fixed income indices for comparison because it generally holds both equity and fixed income securities. In addition, the Fund had used the S&P 500/Barra Value Index because this index was representative of the Fund's investment style. The Fund has changed its equity investment style from large cap value to mid-cap growth. Henceforth, the Fund will use the Frank Russell Mid-Cap Index for comparison because it is most representative of the Fund's investment style. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Balanced Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       1.34%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           2.09%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2001 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2001 were 0.55 and 1.18%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2001 were 1.73%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                  1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                   $212         $655       $1,124       $2,421
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS CORE EQUITY FUND
(FORMERLY FIRST OMAHA EQUITY FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Core Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, at least 80% of the Fund's total assets will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund typically invests in domestic companies with market capitalizations over $4.5 billion. The Fund may also invest up to 20% of its total assets in preferred stocks, warrants and common stocks other than those described above.

The Fund's investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

COMMON STOCKS. This Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

OVER-THE-COUNTER MARKET. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

VALUE INVESTING. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the S&P 500 Composite Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
25.01    8.32   10.87    7.41   26.86   15.77   19.25    7.72   -9.19    4.50

The Fund's total return for the six-month period ended June 30, 2001 was -0.83%.

                  Best Quarter              Worst Quarter
                  June 30, 1999          September 30, 1999
--------------------------------------------------------------------------------
                     15.50%                    -12.70%
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                             1 Year       5 Years       10 Years
--------------------------------------------------------------------------------
Core Equity Fund                              4.50%         7.29%        11.22%
--------------------------------------------------------------------------------
S&P 500 Composite
Index(1)                                     -9.11%        18.33%        17.45%
--------------------------------------------------------------------------------

(1) The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through April 9, 1995 relates to a predecessor mutual fund, First Omaha Equity Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.


                                                      CONTINUED ON NEXT PAGE  27

PROSPECTUS
FIRST FOCUS CORE EQUITY FUND (CONT'D)
(FORMERLY FIRST OMAHA EQUITY FUND)
--------------------------------------------------------------------------------

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Core Equity Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.48%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           1.23%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2001 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Other Expenses incurred for the fiscal year ended March 31, 2001 were 0.36%. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2000 were 1.11%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                 $125         $390        $676        $1,489
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS GROWTH OPPORTUNITIES FUND
(FORMERLY FIRST OMAHA GROWTH FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Growth Opportunities Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

In pursuit of long-term capital appreciation, this Fund invests principally in companies the adviser believes have the potential to grow earnings more rapidly than their competitors. Under normal market conditions, more than 50% of the Fund's total assets will be invested in the common stock and convertible securities of companies with capitalizations from $1 billion to $10 billion. The Fund may also invest up to 35% of its total assets in preferred stocks and warrants, or for liquidity needs, pending investment or expense payments, in short-term obligations including commercial paper, bankers' acceptances, certificates of deposit, money market funds, repurchase agreements, and U.S. government obligations. Holdings are typically diversified across the major sectors.

In choosing investments, the Fund's investment adviser looks for companies with:

o    market share gains;

o    product innovation;

o    low-cost production;

o    a history of above-average earnings and dividend growth; and

o valuations that are low relative to their current earnings or their projected earnings growth rate.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Funds is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

COMMON STOCKS. This Fund invests primarily in common stocks, whose risks include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

MID-CAP STOCKS. The emphasis on medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

OVER-THE-COUNTER MARKET. Some of the stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

GROWTH INVESTING. This Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the


                                                      CONTINUED ON NEXT PAGE  29

PROSPECTUS
FIRST FOCUS GROWTH OPPORTUNITIES FUND (CONT'D)
(FORMERLY FIRST OMAHA GROWTH FUND)
--------------------------------------------------------------------------------

stocks selected for this Fund may not grow as the adviser anticipates.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the S&P Mid Cap 400 Index and the Frank Russell Mid-Cap Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

        1993    1994    1995    1996    1997    1998    1999    2000
        ----    ----    ----    ----    ----    ----    ----    ----
       -0.16   -0.49   37.77   12.81   25.86    8.18   11.87    7.39

The Fund's total return for the six-month period ended June 30, 2001 was -0.94%.

                  Best Quarter                  Worst Quarter
                December 31, 1998            September 30, 1998
--------------------------------------------------------------------------------
                     16.95%                        -11.95%
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                                                         Since
                                                                       Inception
                                         1 Year         5 Years       (11/30/92)
--------------------------------------------------------------------------------
Growth
Opportunities
Fund                                       7.39%         12.97%         12.08%
--------------------------------------------------------------------------------
S&P Mid Cap
400 Index(1)                              17.50%         20.41%         17.81%
--------------------------------------------------------------------------------
Frank Russell
Mid-Cap Index(1)                           8.25%         16.68%         16.10%
--------------------------------------------------------------------------------

(1) The S&P Mid Cap 400 Index and the Frank Russell Mid-Cap Index are unmanaged indices of 400 domestic stocks, chosen for market size, liquidity and industry group representation. Henceforth, the Fund will use the Frank Russell Mid-Cap Index for comparison because the securities in the index are indicative of the types of securities held in the Fund. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund includes the performance of the Fund's predecessor common trust fund prior to April 1, 1998. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by FNC Trust Group, n.a., a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Growth Opportunities Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       0.53%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           1.28%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2001 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2001 were 0.50% and 0.46%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2001 were 0.96%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

                1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                 $130         $406        $702        $1,545
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS SMALL COMPANY FUND
(FORMERLY FIRST OMAHA SMALL CAP VALUE FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Small Company Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and convertible securities of companies with small market capitalization. A company's market capitalization is considered "small" if it is less than those of the largest 25% of companies listed on the New York Stock Exchange, currently $2.9 billion. The Fund expects most of these companies will have a market cap of $100 million to $2.0 billion.

The Fund's investment adviser follows a value-oriented investment style, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth. This Fund does not emphasize current dividend or interest income.

In choosing investments, the adviser looks at quantitative and qualitative measures of a company.

Quantitative measures of a company include:

o    price-to-earnings ratio;

o    balance sheet strength;

o    cash flow; and

o    dividend growth potential.

Qualitative measures of a company include:

o    efficient use of capital;

o    management style and adaptability;

o    market share;

o    product lines and pricing flexibility;

o    distribution systems; and

o    use of technology to improve productivity and quality.

The Fund typically diversifies across major industries, holding 30 to 65 companies at a time. Turnover is expected to be low, around 30% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the investment adviser believes this necessary.

The Fund may also invest up to 20% of its total assets in:

o    preferred stocks;

o    common stocks other than those described above; or

o    corporate bonds, notes and warrants.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Any fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

COMMON STOCKS. This Fund invests primarily in common stocks, whose risks include:

o A company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the full value potential the adviser anticipated when selecting the stock.

o Instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

SMALL-COMPANY STOCKS. The price of smaller-company stocks may fluctuate dramatically due to such factors as:

o    the company's greater dependence on key personnel;

o    potentially limited internal resources;

o    difficulty obtaining adequate working resources;

o    greater dependence on newer products and/or markets;

o    technological, regulatory or environmental changes; and

o    predatory pricing.

In short, the Fund's risks are likely to be greater than those of other equity investments. It will typically be more volatile than the stock market in general, as measured by the S&P 500 Composite Index.

OVER-THE-COUNTER MARKET. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

VALUE INVESTING. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the S&P Small Cap 600 Index, the S&P Small Cap 600/Barra Value Index, the Frank Russell 2000 Index and the Frank Russell 2000 Value Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

               Year-by-Year Total Returns on Institutional Shares
                           as of 12/31 each year (%)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1997    1998    1999    2000
                          ----    ----    ----    ----
                         21.75   -3.36   -4.97   23.22

The Fund's total return for the six-month period ended June 30, 2001 was 7.53%.

                 Best Quarter                  Worst Quarter
                 June 30, 1999              September 30, 1998
--------------------------------------------------------------------------------
                    14.34%                        -13.57%
--------------------------------------------------------------------------------


                                                      CONTINUED ON NEXT PAGE  33

PROSPECTUS
FIRST FOCUS SMALL COMPANY FUND (CONT'D)
(FORMERLY FIRST OMAHA SMALL CAP VALUE FUND)
--------------------------------------------------------------------------------

                           Average Annual Total Return
                     on Institutional Shares as of 12/31/00

                                                                         Since
                                                                       Inception
                                                          1 Year       (6/10/96)
--------------------------------------------------------------------------------
Small Company Fund                                         23.22%        9.15%
--------------------------------------------------------------------------------
S&P Small Cap
600 Index(1)                                               11.80%       12.49%
--------------------------------------------------------------------------------
S&P Small Cap 600/
Barra Value Index(1)                                       20.86%       14.18%
--------------------------------------------------------------------------------
Frank Russell
2000 Index(1)                                             -3.02%         9.11%
--------------------------------------------------------------------------------
Frank Russell 2000
Value Index(1)                                             22.83%       12.01%
--------------------------------------------------------------------------------

(1) The S&P Small Cap 600 Index is a market-weighted index of 600 domestic stocks chosen for market size, liquidity and industry group representation. The S&P Small Cap 600/Barra Value Index is a market capitalization-weighted index of all the stocks in the S&P Small Cap 600 that have low price to book ratios. It is designed so that approximately 50% of the S&P Small Cap 600 market capitalization is in the Barra Value Index. The other 50% is in the Barra Growth Index. The Frank Russell 2000 Index is a small cap index comprised of 2,000 stocks. The Frank Russell 2000 Value Index includes securities from the 2000 Index generally having low price-to-book value and price-to-earnings ratios. The S&P Small Cap/600 Barra Value Index, Frank Russell 2000 Index and Frank Russell 2000 Value Index are included for comparison purposes because the securities in these indices are indicative of the types of securities held in the Fund. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Institutional Class Shares of the Fund. The Institutional Class has no shareholder transaction fees. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                    Fee Table

Small Company Fund

Annual Fund Operating Expenses
(% of average net assets)
--------------------------------------------------------------------------------
Management Fees(1)                                                         0.85%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                   None
--------------------------------------------------------------------------------
Other Expenses(1)(2)                                                       1.18%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(1)                                           2.03%
--------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers were entitled to receive during the fiscal year ended March 31, 2001 pursuant to their contracts with the Fund or others. However, during that year, certain service providers voluntarily waived a portion of their respective fees. Taking these waivers into account, the actual Management Fees and Other Expenses incurred for the fiscal year ended March 31, 2001 were 0.50% and 1.03%, respectively. The actual Total Fund Operating Expenses incurred by the Fund for the fiscal year ended March 31, 2001 were 1.53%. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Institutional Class Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figure shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                                 Expense Example

               1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
                $206         $637       $1,093       $2,358
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS FUNDS(SM)
(FORMERLY FIRST OMAHA FUNDS)                                   FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class Shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds.

Buying Shares

IF YOU ARE OPENING AN ACCOUNT AFTER JULY 30, 2001:

The Funds offer Institutional Class Shares only to financial institutions or intermediaries, including subsidiaries of First National Bank of Omaha, for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Institutional Class Shares through accounts made with financial institutions. Institutional Class Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Class Shares. For information on how to open an account and set up procedures for placing transactions, call your financial institution.

Through First National Bank of Omaha, Its Correspondents or Affiliates

You may be able to buy Institutional Class Shares through some bank accounts, including those that sweep cash into Money Market Fund shares. These accounts have their own requirements and may charge fees associated with your investment, which will reduce your net return. For details, see your bank representative.

Through Other Institutions

To find out if you can buy Institutional Class Shares through your bank, broker/dealer, or other institution, call your financial institution. Check with your institution on account requirements, procedures, and any fees, which will reduce your net return.

IF YOU ALREADY OWNED FUND SHARES ON JULY 30, 2001:

You can buy First Focus Institutional Class Shares by mail or wire, or through the First National Bank of Omaha and its affiliates, your broker/dealer, or other institutions.

Adding to Your Account by Mail

Make out a check or money order for the amount you want to invest, payable to the Fund you want. See page 36 for minimum amounts.

Mail the check or money order and a note with your account number to:

         First Focus Funds, Inc.
         P.O. Box 219022
         Kansas City, MO 64121-9022

Adding to Your Account by Wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Auto Invest Plan

You can make regular monthly or quarterly purchases by Automated Clearing House
(ACH) transfer from your bank account. The minimum for additional investments in an Auto Invest Plan is $50. To start, complete the Auto Invest Plan Section of the Purchase Application. To change your plan, send the Funds a written request.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below. If you purchase shares through a bank or other institution, you need to meet that institution's account requirements.


                                                      CONTINUED ON NEXT PAGE  35

PROSPECTUS
FIRST FOCUS FUNDS(SM) (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

By Mail, Phone or Wire

o Send a written request to:
  First Focus Funds, Inc.
  P.O. Box 219022
  Kansas City, MO 64121-9022

              or

o If you previously authorized telephone redemptions, call 1-800-662-4203 to request the redemption.

o The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or wire the funds via ACH at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See "Signature Guarantees," on page 37.

Auto Withdrawal Plan

If you held shares on July 30, 2001, you can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call 1-800-662-4203. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," on page 37. You could have negative tax results if you purchase shares while you're making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you're also purchasing shares.

Exchanging Shares

You can exchange Institutional Class Shares of one First Focus Fund for Institutional Class Shares of another. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

o Read the Prospectus of the Fund whose shares you want to buy in the exchange.

o    Mail the Funds your request or call 1-800-662-4203.

o The amount to be exchanged must meet minimum investment requirements, described below.

The Funds may change or eliminate the exchange privilege with 60 days' notice to Shareholders, though there are no plans to do so. You may exchange only into Fund shares legally available in your state.

TRANSACTION POLICIES

Share Price

The price per Institutional Share for each Fund, equal to net asset value (NAV), is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) except for the Money Market Fund which calculates NAV at 2 p.m. Eastern Time. A business day is a day on which the NYSE is open for trading. A Fund is not required to calculate NAV if none of its shares were bought or sold that day.

If the Funds receive your buy or sell order before the daily valuation time, you will pay or receive that day's NAV for each share. Otherwise you will pay or receive the next business day's NAV for each share.

To calculate the NAV, First Focus Funds adds up the value of all a Fund's securities and other assets, subtracts any liabilities, and divides by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by that day's NAV.

Assets in the Money Market Fund are valued using the amortized cost method. The other Funds' securities are valued at market value.

If reliable market prices aren't available, the fair value prices may be determined using methods approved by the Funds' Board of Directors.

Minimum Investments and Additions

After July 30, 2001, the minimum initial investment for a financial institution purchasing Institutional Class Shares for its clients through omnibus accounts is $1,000,000. Shareholders may make additional investments in any amount.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

$1,000, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

Redemption Payments

If you redeem shares, your payment normally will be sent within seven days of the Transfer Agent receiving your request. Shares are sold at the next NAV calculated after your request is received in good order. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.

The Funds may also suspend redemptions and payments if the New York Stock Exchange closes or in other emergencies.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine--and, unlike a notary public, is financially responsible if it's not.

You can obtain signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a signature guarantee to change the address to which a redemption check is to be mailed or to make the check payable to someone other than the Shareholder(s) of record. If you have changed your address within 30 days of a redemption request, a signature guarantee is required. For joint accounts, each signature must be guaranteed. The Transfer Agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor's telephone instructions or an unauthorized telephone redemption.

If, because of peak activity or adverse conditions, you can't place a telephone transaction, consider mailing your request as described in "Buying Shares" and "Selling Shares" on page 35. The Funds reserve the right to refuse a telephone transaction.

DIVIDENDS AND TAXES

The Funds generally pass net investment income and realized capital gains, if any, on to Shareholders in the form of dividends and capital gains.

Dividends

The Money Market Fund, the Bond Fund, the Short/Intermediate Bond Fund, the Income Fund, and the Nebraska Tax-Free Fund and Colorado Tax-Free Fund (together, the "Tax-Free Funds") declare income dividends daily and pay them monthly. Shares purchased before 4 p.m. Eastern Time accrue interest on the date of purchase. The other Funds declare and pay dividends monthly, generally during the last week of each month.

The Funds automatically reinvest your dividends in more shares of the Fund unless you choose to receive them in cash. To receive dividends in cash, or to change that election, notify the Funds in writing.


                                                      CONTINUED ON NEXT PAGE  37

PROSPECTUS
FIRST FOCUS FUNDS(SM) (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

If you redeem all your shares in a Fund, your accrued dividends, if any, normally will be mailed within seven business days.

Distributable net realized capital gains are distributed at least annually. The Money Market Fund does not expect to realize any long-term capital gains or pay any capital gains distributions.

Taxes

Here's an overview of important information about taxes for shareholders of the Funds, except the Tax-Free Funds.

o Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

o Corporations may be eligible for a dividends-received deduction on certain dividends. Because the Money Market Fund expects to derive its net investment income from earned interest and short-term capital gains, none of its distributions are expected to qualify for the dividends-received deduction.

Here's an overview of important information about taxes for shareholders of the Tax-Free Funds.

o Regular monthly dividends payable from net tax-free interest will generally be exempt from regular federal income tax.

o All or a portion of these dividends may be subject to state and local taxes.

o    These dividends may also be subject to the federal alternative minimum tax
     (AMT).

o Net investment income from securities that are not municipal securities, and short-term capital gains, are taxable as ordinary income.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January, if taxable, may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

At least annually, the Funds will advise you of the source and tax status of all the distributions you've received.

This Prospectus gives only general tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

MANAGEMENT OF THE COMPANY

Investment Advisers

For eight of the ten Funds (the Money Market Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Core Equity Fund, the Small Company Fund, the Income Fund and the Nebraska Tax-Free Fund), FNB Fund Advisers ("FNB"), a division of First National Bank of Omaha ("First National"), One First National Center, Omaha, Nebraska, is the investment adviser. FNB is a registered investment adviser under the federal Investment Advisers Act of 1940.

First National is a subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of about $9.2 billion as of December 31, 2000. First National offers clients a full range of financial services and has more than 65 years of experience in trust and investment management. As of December 31, 2000, FNB had about $7.0 billion in assets under administration, with about $2.5 billion under management.

The Growth Opportunities Fund and Colorado Tax-Free Fund are advised by FNC Fund Advisers ("FNC"), a division of FNC Trust Group, n.a., established in May 1997 as a wholly-owned subsidiary of First National Colorado, Inc., which is a wholly-owned subsidiary of First National of Nebraska, Inc. FNC is a registered investment adviser under the federal Investment Advisers Act of 1940.

FNC was created to offer a full range of trust and asset management services, both directly and as an agent for banks with trust powers. Currently FNC is an agent for clients of Union Colony Bank, Greeley, Colorado, and serves customers directly from its offices in Boulder and Loveland, Colorado. The predecessor to FNC was Union Colony Bank's trust division, whose staff moved to FNC when it was formed.

As of December 31, 2000, FNC had $971 million in assets under administration, directly or as an agent, including more than $603 million under investment management.

Responsibilities

Supervised by the Board of Directors and following each Fund's investment objectives and restrictions, the Adviser:

o    manages a Fund's investments;

o    makes buy/sell decisions and places the orders; and

o    keeps records of purchases and sales.

Portfolio Managers

For five of the Funds (the Money Market Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Core Equity Fund and the Small Company Fund), investment decisions are made by committee. No one person is primarily responsible for making investment recommendations.

The Income Fund and Nebraska Tax-Free Fund are managed by a team comprised of Michael D. Hansen, CFA, John G. Woolway, CFA and Greg Ritchey, CFA. Mr. Hansen joined First National Bank of Omaha in June of 1997 after seven years with the Nebraska Investment Council where he served as the Fixed Income Portfolio Manager. He is a member of the Association for Investment Management and Research and the Omaha-Lincoln Society of Financial Analysts. He received his B.S. Degree from the University of Nebraska at Lincoln in 1988 and is a Chartered Financial Analyst. Mr. Woolway received his B.S. Degree from the University of Iowa in 1985 and his M.B.A. from DePaul University in 1991. He is a member of the Omaha-Lincoln Society of Financial Analysts. He is also a member of the Association for Investment Management and Research. Prior to joining First National Bank of Omaha in December of 1993, he was a Portfolio Manager at FirsTier Bank. He also held the position of Fixed Income Analyst at Chicago Title and Trust Company in Chicago, Illinois. Mr. Ritchey received his B.S. Degree and his M.B.A. from the University of Kansas. He worked for Fountain Capital Management in Kansas City and managed the investment portfolios of First National of Nebraska before joining the First National Bank of Omaha in 1999. He is a member of the Association for Investment


                                                      CONTINUED ON NEXT PAGE  39

PROSPECTUS
FIRST FOCUS FUNDS(SM) (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

Management and Research, the Omaha-Lincoln Society of Financial Analysts and is a Chartered Financial Analyst.

The Growth Opportunities Fund and Balanced Fund are managed by David Jordan, who is an employee of both FNB and FNC. Mr. Jordan has been the senior investment officer of First National Bank of Fort Collins since 1996. From 1992-96 he was portfolio manager and primarily responsible for making investment decisions for First Interstate Bank of Denver. He is a Chartered Financial Analyst and has managed institutional portfolios since 1982.

The Colorado Tax-Free Fund is managed by Karen Kjeldgaard. Ms. Kjeldgaard is a graduate of Nebraska Wesleyan University with a degree in Business Administration. She also attended the graduate school at the University of San Diego. Before joining the FNC investment staff in 1994 she had twelve years of experience as a Senior Financial Analyst at General Dynamics Corporation and Martin Marietta Corp.

Fees

For services and related expenses, First National receives a fee from the eight Funds it advises. Computed daily and paid monthly, the fee is a percent of each Fund's average daily net assets at these annual rates:

o    Small Company Fund: 0.85%

o    Core Equity Fund: 0.75%

o    Balanced Fund: 0.75%

o    Bond Fund: 0.60%

o    Short/Intermediate Bond Fund: 0.50%

o    Income Fund: 0.60%

o    Nebraska Tax-Free Fund: 0.70%

o    Money Market Fund: 0.25%

Similarly, FNC's fee for advising the Growth Opportunities Fund is 0.75%, and for advising the Colorado Tax-Free Fund is 0.70%, of average daily net assets, or a lesser fee agreed to in writing.

First National and FNC (collectively, the "Advisers") may choose to waive all or some of their advisory fees, which will cause a Fund's yield and total return to be higher than it would be without the waiver. The Advisers may end such waivers anytime and may not seek reimbursement.

Other Service Providers

The Funds' Board of Directors has appointed various parties to advise and administer the Funds.

Administrator and Distributor

SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, is Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services. SEI Distribution Co., an affiliate of the Administrator, is Distributor for the Funds.

Custodian and Transfer Agent

First National in its capacity as Custodian provides for the safekeeping of the Funds' assets. First National also serves as the Funds' Transfer Agent. DST Systems, Inc., 210 W. 10th Street, Kansas City, MO 64105 is Sub-Transfer Agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees, which will cause the Funds' returns to be higher than they would have been without the waiver.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

Service Plan

The Company has adopted an Administrative Service Plan under which each Fund may pay compensation to banks and other financial institutions that provide various administrative services for Shareholders. The fees will not exceed an annual rate of 0.25% of a Fund's average daily net assets. Such institutions may include the Advisers, their correspondent and affiliated banks, and the Administrator and its affiliates.

The Funds' agreement with First National sets that institution's administrative service fee at the annual rate of 0.10% of the average aggregate net asset value of shares of each Fund held during the period by customers for whom First National provided services under the Servicing Agreement.

First National may choose to waive some or all of this fee, which will cause a Fund's total return and yield to be higher than without the waiver.

PROSPECTUS
FIRST FOCUS FUNDS(SM) FINANCIAL HIGHLIGHTS
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

The following tables show you each Fund's financial performance for the past five years, or if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, the Funds' independent accountants. Their report, along with the Funds' financial statements, is included in the SAI, which is available upon request.

                                                   NET REALIZED
                   NET ASSET                            AND           DISTRIBUTIONS    DISTRIBUTIONS    NET ASSET
                     VALUE             NET          UNREALIZED           FROM NET           FROM          VALUE,
                   BEGINNING       INVESTMENT     GAINS (LOSSES)        INVESTMENT        CAPITAL         END OF      TOTAL
                   OF PERIOD         INCOME       ON INVESTMENTS          INCOME           GAINS          PERIOD     RETURN+
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
2001                $ 1.00            $0.06            $   --            $(0.06)          $   --          $ 1.00      6.03%
2000                  1.00             0.05                --             (0.05)              --            1.00      5.06
1999                  1.00             0.05                --             (0.05)              --            1.00      4.63
1998                  1.00             0.05                --             (0.05)              --            1.00      4.95
1997                  1.00             0.05                --             (0.05)              --            1.00      4.76
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-EXEMPT FUND
2001(1)             $10.00            $0.02            $ 0.02            $(0.02)          $   --          $10.02      0.34%
----------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-EXEMPT FUND
2001(1)             $10.00            $0.02            $ 0.06            $(0.02)          $   --          $10.06      0.76%
----------------------------------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE FIXED INCOME FUND
2001                $ 9.56            $0.53            $ .045            $(0.53)          $   --          $10.01     10.52%
2000                 10.01             0.51             (0.45)            (0.51)              --            9.56      0.71
1999                  9.97             0.51              0.04             (0.51)              --           10.01      5.61
1998                  9.73             0.56              0.24             (0.56)              --            9.97      8.37
1997                  9.85             0.49             (0.10)            (0.51)              --            9.73      4.00
----------------------------------------------------------------------------------------------------------------------------
INCOME FUND
2001(1)             $10.00            $0.03            $(0.01)           $(0.02)          $   --          $10.00      0.25%
----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
2001                $ 9.59            $0.54            $ 0.43            $(0.54)          $   --          $10.02     10.52%
2000                 10.42             0.57             (0.67)            (0.58)           (0.15)           9.59     (0.90)
1999                 10.45             0.61                --             (0.61)           (0.03)          10.42      5.93
1998                  9.84             0.59              0.61             (0.59)              --           10.45     12.50
1997                 10.00             0.45             (0.15)            (0.46)              --            9.84      3.06
----------------------------------------------------------------------------------------------------------------------------

+    Returns are for the period indicated and have not been annualized.

(1) Commenced operations on March 9, 2001. All ratios for the period indicated have been annualized.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                                                                                                     RATIO OF NET
                                                                                                      INVESTMENT
                                            RATIO OF       RATIO OF NET          RATIO OF NET          INCOME TO
                   NET ASSETS                  NET          INVESTMENT            EXPENSES TO           AVERAGE
                       END                  EXPENSES         INCOME TO            AVERAGE NET         NET ASSETS     PORTFOLIO
                    OF PERIOD              TO AVERAGE         AVERAGE          ASSETS (EXCLUDING      (EXCLUDING     TURNOVER
                     (000S)                NET ASSETS       NET ASSETS             WAIVERS)            WAIVERS)        RATE
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
2001                $302,569                  0.40%            5.87%                 0.58%                5.69%         N/A
2000                 307,884                  0.39             5.10                  0.55                 4.94          N/A
1999                 133,730                  0.54             4.52                  0.58                 4.48          N/A
1998                 100,497                  0.55             4.83                  0.58                 4.80          N/A
1997                 125,413                  0.58             4.66                  0.59                 4.65          N/A
-----------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-EXEMPT FUND
2001(1)             $121,961                  1.10%            3.49%                 1.38%                3.21%          --%
-----------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-EXEMPT FUND
2001(1)             $ 11,855                  0.90%            3.67%                 1.57%                3.00%          --%
-----------------------------------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE FIXED INCOME FUND
2001                $ 46,827                  0.96%            5.57%                 1.14%                5.39%       68.51%
2000                  21,008                  1.02             5.28                  1.18                 5.12        36.41
1999                  21,636                  0.97             5.05                  1.13                 4.89        21.36
1998                  19,509                  0.99             5.54                  1.15                 5.38        26.58
1997                  21,042                  0.97             5.01                  1.08                 4.90         4.73
-----------------------------------------------------------------------------------------------------------------------------
INCOME FUND
2001(1)             $ 70,901                  1.09%            5.62%                 1.37%                5.34%        3.51%
-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
2001                $ 43,208                  0.95%            5.58%                 1.12%                5.41%       83.56%
2000                  48,544                  0.91             5.68                  1.08                 5.51        18.39
1999                  82,420                  0.88             5.78                  1.05                 5.61        31.35
1998                  77,671                  0.89             5.74                  1.05                 5.58        19.03
1997                  75,524                  0.89             4.48                  1.00                 4.37        12.66
-----------------------------------------------------------------------------------------------------------------------------

+    Returns are for the period indicated and have not been annualized.

(1) Commenced operations on March 9, 2001. All ratios for the period indicated have been annualized.


                                                      CONTINUED ON NEXT PAGE  43

PROSPECTUS
FIRST FOCUS FUNDS(SM) FINANCIAL HIGHLIGHTS (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

                                               NET REALIZED
                  NET ASSET                        AND            DISTRIBUTIONS               DISTRIBUTIONS    NET ASSET
                    VALUE           NET         UNREALIZED           FROM NET     RETURN          FROM           VALUE,
                  BEGINNING     INVESTMENT    GAINS (LOSSES)        INVESTMENT      OF           CAPITAL         END OF
                  OF PERIOD       INCOME      ON INVESTMENTS          INCOME      CAPITAL         GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
2001                $ 9.29         $0.27           $0.46             $(0.27)      $   --          $   --         $ 9.75
2000                 11.06          0.34           (0.98)             (0.35)          --           (0.78)          9.29
1999                 12.24          0.38           (0.81)             (0.38)          --           (0.37)         11.06
1998                 10.41          0.38            1.90              (0.38)          --           (0.07)         12.24
1997 (1)             10.00          0.21            0.40              (0.20)          --           --             10.41
------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
2001                $ 9.00         $0.12           $0.57             $(0.11)      $(0.02)         $(0.05)        $ 9.51
2000                 13.36          0.19           (1.21)             (0.19)          --           (3.15)          9.00
1999                 16.19          0.26           (1.66)             (0.26)          --           (1.17)         13.36
1998                 13.74          0.29            3.50              (0.29)          --           (1.05)         16.19
1997                 13.07          0.30            1.63              (0.30)          --           (0.96)         13.74
------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
2001                $11.44         $0.07          $(0.23)            $(0.06)      $   --          $   --         $11.22
2000                  9.48          0.01            1.95              --              --              --          11.44
1999 (2)             10.00          0.10           (0.53)             (0.09)          --              --           9.48
------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
2001                $10.31         $0.12           $1.95             $(0.12)      $   --          $   --         $12.26
2000                  9.85          0.10            0.65              (0.10)          --           (0.19)         10.31
1999                 12.94          0.18           (2.73)             (0.18)          --           (0.36)          9.85
1998                 10.52          0.19            2.88              (0.19)          --           (0.46)         12.94
1997 (3)             10.00          0.15            0.58              (0.15)          --           (0.06)         10.52
------------------------------------------------------------------------------------------------------------------------

+    Returns are for the period indicated and have not been annualized.

(1) Commenced operations on August 6, 1996. All ratios for the period indicated have been annualized.

(2) Commenced operations on April 1, 1998. All ratios for the period indicated have been annualized.

(3) Commenced operations on June 10, 1996. All ratios for the period indicated have been annualized.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                                                                                                    RATIO OF NET
                                                                                                     INVESTMENT
                                              RATIO OF       RATIO OF NET         RATIO OF NET       INCOME TO
                              NET ASSETS         NET          INVESTMENT           EXPENSES TO        AVERAGE
                                  END         EXPENSES         INCOME TO           AVERAGE NET       NET ASSETS       PORTFOLIO
                TOTAL          OF PERIOD     TO AVERAGE         AVERAGE         ASSETS (EXCLUDING    (EXCLUDING       TURNOVER
               RETURN+          (000S)       NET ASSETS       NET ASSETS            WAIVERS)          WAIVERS)          RATE
-------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
2001            8.10%           $  6,414        1.73%            2.88%                2.09%             2.52%           77.44%
2000           (6.18)             12,010        1.10             3.16                 1.42              2.84            31.43
1999           (3.73)             23,883        1.01             3.20                 1.32              2.89            33.17
1998           22.34              25,692        0.88             3.37                 1.43              2.82            10.46
1997 (1)        6.14              10,895        1.16             3.25                 3.04              1.37             5.92
-------------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
2001            7.82%           $144,092        1.11%            1.10%                1.23%             0.98%           85.62%
2000           (9.29)             87,537        1.07             1.47                 1.18              1.36            23.29
1999           (9.20)            231,586        1.03             1.74                 1.15              1.62            24.19
1998           28.89             312,073        1.03             1.89                 1.14              1.78            15.87
1997           14.99             259,200        1.04             2.17                 1.10              2.11            25.66
-------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
2001           (1.38)%          $ 45,590        0.96%            0.89%                1.28%             0.57%           71.62%
2000           20.72              23,013        1.03             0.10                 1.41             (0.28)           73.90
1999 (2)       (4.28)             14,318        1.21             1.15                 1.63              0.73            71.80
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
2001           20.12%           $ 11,027        1.53%            1.07%                2.03%             0.57%           45.58%
2000            7.55               8,624        1.46             0.89                 2.02              0.33            36.71
1999          (20.18)             13,096        1.21             1.55                 1.71              1.05            26.20
1998           29.60              17,019        1.11             1.62                 1.92              0.81            16.54
1997 (3)        7.30               7,173        1.34             2.15                 3.76             (0.27)            7.45
-------------------------------------------------------------------------------------------------------------------------------

+    Returns are for the period indicated and have not been annualized.

(1) Commenced operations on August 6, 1996. All ratios for the period indicated have been annualized.

(2) Commenced operations on April 1, 1998. All ratios for the period indicated have been annualized.

(3) Commenced operations on June 10, 1996. All ratios for the period indicated have been annualized.

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

For more information on the Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI).
          The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

ANNUAL/SEMI-ANNUAL REPORTS.
          These reports describe the Funds' performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

TO OBTAIN INFORMATION:
BY PHONE
         Call 1-800-662-4203

BY MAIL
         Write to: First Focus Funds
                   P.O. Box 219022
                   Kansas City, MO 64121-9022

You can review and copy information about First Focus Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about First Focus Funds are also available at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

         Public Reference Section
         Securities and Exchange Commission
         Washington, D.C. 20549-6009

SEC File Number 811-8846

                               FIRST FOCUS FUNDS
                           Value. Stability. Service.

                                 P.O. Box 219022
                           Kansas City, MO 64121-9022
                                                                 FFF-PS-001-0100

PROSPECTUS

CLASS A SHARES

CLASS B SHARES

JULY 31, 2001

First Focus U.S. Government Money Market Fund

First Focus Income Fund

First Focus Nebraska Tax-Free Fund

First Focus Colorado Tax-Free Fund

First Focus Core Equity Fund

First Focus Growth Opportunities Fund

First Focus Small Company Fund

[GRAPHIC OMITTED]

    FIRST FOCUS FUNDS
Value. Stability. Service.

--------------------------------------------------------------------------------

                              NOTICE TO INVESTORS

                        Shares of First Focus Funds are:
                      ------------------------------------
                                NOT FDIC INSURED
                      ------------------------------------
                      MAY LOSE VALUE     NO BANK GUARANTEE
                      ------------------------------------

An investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

First Focus Funds are distributed by an independent third party, SEI Investments Distribution Co.

These pages are followed by a Prospectus which describes in detail the Funds' objectives, investment policies, risks, fees and other matters of interest. Please read it carefully before investing.

PROSPECTUS
FIRST FOCUS FUNDS(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

A FAMILY OF MUTUAL FUNDS

o First Focus U.S. Government Money Market Fund

o First Focus Income Fund

o First Focus Nebraska Tax-Free Fund

o First Focus Colorado Tax-Free Fund

o First Focus Core Equity Fund

o First Focus Growth Opportunities Fund

o First Focus Small Company Fund

PROSPECTUS

July 31, 2001

First Focus Funds, Inc. (the "Company") is a family of ten mutual funds (the "Funds"). The Company was previously known as First Omaha Funds, Inc. Some of the Funds have several classes of shares. This Prospectus describes the Class A and Class B Shares of the Money Market Fund, the Income Fund, the Core Equity Fund, the Growth Opportunities Fund and the Small Company Fund, and the Class A Shares of the Nebraska Tax-Free Fund and Colorado Tax-Free Fund.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the First National Bank of Omaha, FNC Trust Group, n.a., First National Colorado, Inc., their parent, First National of Nebraska, Inc., or any of their affiliates. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in a Fund involves certain investment risks, including the possible loss of principal.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

The Funds

PRINCIPAL INVESTMENT STRATEGIES AND RISKS, EXPENSES AND PERFORMANCE

First Focus U.S. Government Money Market Fund                                  2
--------------------------------------------------------------------------------
First Focus Income Fund                                                        5
--------------------------------------------------------------------------------
First Focus Nebraska Tax-Free Fund                                             9
--------------------------------------------------------------------------------
First Focus Colorado Tax-Free Fund                                            13
--------------------------------------------------------------------------------
First Focus Core Equity Fund                                                  16
--------------------------------------------------------------------------------
First Focus Growth Opportunities Fund                                         20
--------------------------------------------------------------------------------
First Focus Small Company Fund                                                24
--------------------------------------------------------------------------------

Your Investment

BUYING AND SELLING SHARES, ACCOUNT POLICIES AND MANAGEMENT

Buying Shares                                                                 28
--------------------------------------------------------------------------------
Selling Shares                                                                31
--------------------------------------------------------------------------------
Exchanging Shares                                                             32
--------------------------------------------------------------------------------
Transaction Policies                                                          32
--------------------------------------------------------------------------------
Dividends and Taxes                                                           33
--------------------------------------------------------------------------------
Management of the Company                                                     35
--------------------------------------------------------------------------------
Financial Highlights                                                          36
--------------------------------------------------------------------------------

For more information                                                  Back cover

PROSPECTUS
FIRST FOCUS U.S. GOVERNMENT MONEY MARKET FUND
(FORMERLY FIRST OMAHA U.S. GOVERNMENT MONEY MARKET FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Money Market Fund is maximum current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

The Money Market Fund invests only in U.S. dollar-denominated instruments that the adviser determines present minimal credit risks. They must be rated at purchase in one of the two highest rating categories of a national rating organization, or if unrated, considered at purchase to be of comparable quality by the Fund's investment adviser. The Fund will invest no more than 5% of its assets in securities rated in the second highest category.

All securities in which the Fund invests mature within 397 calendar days. The dollar-weighted average maturity of the Fund's securities will not exceed 90 days.

The Fund may invest in:

o U.S. Treasury obligations, offering varied interest rates, maturities, and times of issuance. These include "stripped" obligations such as Treasury Receipts, representing either future interest or principal payments.

o obligations issued and/or guaranteed by agencies or instrumentalities of the U.S. government. The Fund may invest not only in obligations of certain agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the U.S. government, but also in such obligations that are supported only by the issuer's right to borrow from the U.S. Treasury (such as those of the Federal National Mortgage Association), by the discretionary authority of the U.S. government to purchase the agency's obligations (such as those of the Student Loan Marketing Association and the Federal Home Loan Banks), or by the credit of the instrumentality (such as those of the Federal Farm Credit Banks). The Fund will invest in the obligations of such agencies or instrumentalities only when the Fund's investment adviser determines that they present minimal credit risk.

o    repurchase agreements.

Principal risks

PRESERVATION OF VALUE. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INTEREST RATE. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. The rate of income on Fund shares will vary from day to day so that dividends on your investment will vary. The Fund is subject to interest rate risk; when interest rates increase, fixed income securities will decline in value.

DERIVATIVE RISKS. Stripped securities are issued at a discount to their face value and may be more volatile than ordinary debt securities because of the way their principal and interest are returned to investors.

LENDING RISKS. If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

GOVERNMENT SECURITIES. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance. The bar chart shows you how the Fund's performance has varied from year-to-year and the table shows the Fund's average annual returns. The variability of performance over

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

time provides an indication of the risks of investing in the Fund. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

                   Year-by-Year Total Returns - Class A Shares
                            as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  1992     1993     1994     1995     1996     1997     1998     1999   2000
  ----     ----     ----     ----     ----     ----     ----     ----   ----
  3.01     2.30     3.30     5.10     4.54     4.64     4.52     4.39   5.63

The Fund's total return for the six-month period ended June 30, 2001 was 2.13%.

                        Best Quarter              Worst Quarter
                      December 31, 2000           June 30, 1993
--------------------------------------------------------------------------------
                            1.44%                      0.55%
--------------------------------------------------------------------------------

                   Average Annual Total Return as of 12/31/00
                                                                         Since
                                                                       Inception
                                      1 Year          5 Years          (12/4/91)
--------------------------------------------------------------------------------
U.S. Government
Money Market Fund
   Class A Shares                      5.63%           4.74%            4.16%
--------------------------------------------------------------------------------
U.S. Government
Money Market Fund
   Class B Shares                      4.84%           3.93%            3.35%
--------------------------------------------------------------------------------

The performance information stated above, from inception through April 9, 1995, relates to a predecessor mutual fund, First Omaha U.S. Government Obligations Fund, which began operations on December 4, 1991. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995.

The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown above are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge (as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.

IF YOU WOULD LIKE TO KNOW THE CURRENT SEVEN-DAY YIELD FOR THE FUND, CALL THE FUND'S TOLL-FREE NUMBER, 1-800-662-4203.

Expenses

This table describes the fees and expenses you may pay in connection with investing in Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


                                                       CONTINUED ON NEXT PAGE  3

PROSPECTUS
FIRST FOCUS U.S. GOVERNMENT MONEY MARKET FUND (CONT'D)
(FORMERLY FIRST OMAHA U.S. GOVERNMENT MONEY MARKET FUND)
--------------------------------------------------------------------------------

                                   Fee Table

U.S. Government Money Market Fund
Annual Fund Operating Expenses (% of average net assets)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                             Class A Shares  Class B Shares
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                  None            None
(as a percentage of offering price)
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)*          None            5.00%
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                       None            None
and other Distributions (as a percentage of offering price)
-----------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                None            None
-----------------------------------------------------------------------------------------------------------
Exchange Fee                                                                      None            None
-----------------------------------------------------------------------------------------------------------

* This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares."

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                             Class A Shares  Class B Shares
-----------------------------------------------------------------------------------------------------------
Management Fees(1)                                                                0.25%           0.25%
-----------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                             0.25%           1.00%
-----------------------------------------------------------------------------------------------------------
Other Expenses(1, 2)                                                              0.33%           0.33%
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Expense(1)                                                 0.83%           1.58%
-----------------------------------------------------------------------------------------------------------

(1) The Class A and Class B Shares were instituted on July 31, 2001. The table above reflects all fees the Fund's service providers are entitled to receive pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual Management Fees are expected to be 0.13% and Other Expenses are expected to be 0.27% and 0.27% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses should be 0.65% for Class A Shares and 1.40% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

IF YOU SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                                     1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                       $   85      $  265      $  460      $1,025
Class B Shares                       $  661      $  799      $1,060      $1,679

IF YOU DO NOT SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                                     1 Year     3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class A Shares                       $   85      $  265      $  460      $1,025
Class B Shares                       $  161      $  499      $  860      $1,679

PROSPECTUS
FIRST FOCUS INCOME FUND
(FORMERLY FIRST OMAHA INCOME FUND)                             FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks to maximize current income consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund intends to invest primarily all, but must invest at least 65%, of its assets in fixed income securities, consisting of:

o    bonds, notes and debentures from a wide range of U.S. corporate issuers;

o    mortgage-related securities;

o    state, municipal or industrial revenue bonds;

o obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

o fixed income securities that can be converted into or exchanged for common stock; or

o    repurchase agreements.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of four years or more under normal market conditions. To calculate maturity, the adviser uses each instrument's ultimate maturity date, or the probable date of a call, refunding or redemption provision, or other maturity-shortening device. For securities expected to be repaid before their maturity date (such as mortgage-backed securities), the adviser uses the effective maturity, which is shorter than the stated maturity.

The Fund also seeks to maintain an average portfolio duration comparable to the Lehman U.S. Aggregate Bond Index average duration. Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities--representing payments of principal and interest--by considering the timing, frequency and amount of payment expected from each portfolio debt security. The lower the duration, the less likelihood the investment will be volatile. For example, on June 30, 2001 the average duration of the Lehman U.S. Aggregate Bond Index was
4.75. By comparison, on the same date the duration of a 30-year U.S. Treasury Bond bearing interest at 5.375% was 14.20.

The fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Mortgage-related securities. Under normal market conditions, the Fund will invest no more than 50% of its value in mortgage-related securities, which are backed by obligations such as:

o    conventional 30-year fixed rate mortgages:

o    15-year mortgages; or

o    adjustable-rate mortgages.

Mortgage-related securities are pass-through securities--an interest in a pool or pools of mortgage obligations. The cash flow from the mortgage obligations is "passed through" to the securities' holders as periodic payments of interest, principal and prepayments (net of service fees).

Other mortgage securities the Fund may purchase include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs), some of which are issued privately. CMOs may be collateralized by whole mortgage loans or, more typically, by portfolios of pass-through securities guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage


                                                       CONTINUED ON NEXT PAGE  5

PROSPECTUS
FIRST FOCUS INCOME FUND (CONT'D)
(FORMERLY FIRST OMAHA INCOME FUND)ASSOCIATION.
--------------------------------------------------------------------------------

Principal Risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's debt securities, including securities issued or guaranteed by the U.S. government or other government agencies. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's fixed income securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the issuers cannot meet their financial obligation or go bankrupt.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated bonds and may be more vulnerable to periods of economic uncertainty or downturn.

If the seller of a repurchase agreement defaults, the Fund may be exposed to possible loss because of adverse market conditions or a delay in selling the underlying securities to another person.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Mortgage- and asset-backed securities involve prepayment risk, which is the risk that the underlying mortgages or other debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium. Due to prepayments and the need to reinvest principal payments at current rates, mortgage-related securities may be less effective than bonds at maintaining yields when interest rates decline. Mortgage-related securities may be more volatile than other fixed income securities.

EXTENSION RISK. Conversely, during periods of rising interest rates, the rate of prepayments of mortgage- and asset-backed securities may be slower than estimated, causing the Fund to miss the opportunity to reinvest assets at higher rates.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman U.S. Aggregate Bond Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                   Year-by-Year Total Returns - Class A Shares
                            as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
14.19    6.05    8.94   (4.44)  17.47    1.25    8.67    8.51   (5.02)   9.88

The Fund's total return for the six-month period ended June 30, 2001 was 2.15%.

                        Best Quarter              Worst Quarter
                       June 30, 1995             March 31, 1994
--------------------------------------------------------------------------------
                            6.05%                     (3.22)%
--------------------------------------------------------------------------------

                   Average Annual Total Return as of 12/31/00

                                              1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Income Fund
   Class A Shares                               4.94%        3.54%        5.82%
--------------------------------------------------------------------------------
Income Fund
   Class B Shares                               4.29%        2.99%        5.46%
--------------------------------------------------------------------------------
Lehman U.S. Aggregate
   Bond Index(1)                               11.63%        6.46%        7.96%
--------------------------------------------------------------------------------

(1) The Lehman U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods shown. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2001. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected. The Class A Shares were instituted on July 31, 2001. The total returns shown above are for the Fund's Institutional Class, but have been adjusted to reflect the maximum sales charge and total annual operating expenses applicable to Class A Shares. Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.

Expenses

This table describes the fees and expenses you may pay in connection with investing in Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


                                                       CONTINUED ON NEXT PAGE  7

PROSPECTUS
FIRST FOCUS INCOME FUND (CONT'D)
(FORMERLY FIRST OMAHA INCOME FUND)
--------------------------------------------------------------------------------

                                   Fee Table

Income Fund
Annual Fund Operating Expenses (% of average net assets)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   Class A Shares  Class B Shares
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                        4.50%           None
(as a percentage of offering price)*
-----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)*                None            5.00%
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                             None            None
and other Distributions (as a percentage of offering price)
-----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                      None            None
-----------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                            None            None
-----------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                                   Class A Shares  Class B Shares
-----------------------------------------------------------------------------------------------------------------
Management Fees(1)                                                                      0.60%           0.60%
-----------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                   0.25%           1.00%
-----------------------------------------------------------------------------------------------------------------
Other Expenses(1, 2)                                                                    0.50%           0.50%
-----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Expense(1)                                                       1.35%           2.10%
-----------------------------------------------------------------------------------------------------------------

(1) The Class A and Class B Shares were instituted on July 31, 2001. The table above reflects all fees the Fund's service providers are entitled to receive pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual Management Fees are expected to be 0.40% and Other Expenses are expected to be 0.37% and 0.37% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses should be 1.02% for Class A Shares and 1.77% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

IF YOU SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $581          $858          $1,156         $2,001
Class B Shares                $713          $958          $1,329         $2,243

IF YOU DO NOT SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Class A Shares                $581          $858          $1,156         $2,001
Class B Shares                $213          $658          $1,129         $2,243

PROSPECTUS
FIRST FOCUS NEBRASKA TAX-FREE FUND
(FORMERLY FIRST OMAHA NEBRASKA TAX-EXEMPT FUND)                FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks as high a level of current income exempt from both federal and Nebraska income tax as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Nebraska state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Nebraska municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.


                                                       CONTINUED ON NEXT PAGE  9

PROSPECTUS
FIRST FOCUS NEBRASKA TAX-FREE FUND (CONT'D)
(FORMERLY FIRST OMAHA NEBRASKA TAX-EXEMPT FUND)
--------------------------------------------------------------------------------

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's muncipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified and invests primarily in Nebraska municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Nebraska municipal securities in which the Fund invests. For example, neither the State of Nebraska nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. Nebraska's economy is heavily agricultural and changes in the agricultural sector can affect taxes and other municipal revenues.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index and the Lehman Nebraska Municipal Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                   Year-by-Year Total Returns - Class A Shares
                            as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 9.04    5.31    8.50   (4.40)  11.86    2.47    5.74    4.85   (1.77)   7.52

The Fund's total return for the six-month period ended June 30, 2001 was 3.33%.

                        Best Quarter              Worst Quarter
                       March 31, 1995            March 31, 1994
--------------------------------------------------------------------------------
                            4.88%                     (4.64)%
--------------------------------------------------------------------------------

                   Average Annual Total Return as of 12/31/00

                                              1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Nebraska Tax-Free Fund
   Class A Shares                               2.68%        2.76%        4.32%
--------------------------------------------------------------------------------
Lehman Municipal
Bond Index(1)                                  11.69%        5.84%        7.32%
--------------------------------------------------------------------------------
Lehman Nebraska
Municipal Index(1)                              9.74%        6.09%        N.A.
--------------------------------------------------------------------------------

(1) The Lehman Municipal Bond Index is an index that includes a broad range of investment grade municipal bonds. The Lehman Nebraska Municipal Index includes investment grade, tax-exempt fixed rate, long-term municipal bonds issued in Nebraska in issues of $50 million or more. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund reflects the performance of the Fund's predecessor common trust fund for all periods shown. The common trust fund had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund, and was managed by First National Bank of Omaha, a division of which manages the Fund. The Fund commenced business on March 9, 2001. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses (before any waivers or reimbursements) incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

The Class A Shares were instituted on July 31, 2001. The total returns shown above are for the Fund's Institutional Class, but have been adjusted to reflect the maximum sales charge and total annual operating expenses applicable to Class A Shares. Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.

Expenses

This table describes the fees and expenses you may pay in connection with investing in Class A Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.


                                                      CONTINUED ON NEXT PAGE  11

PROSPECTUS
FIRST FOCUS NEBRASKA TAX-FREE FUND (CONT'D)
(FORMERLY FIRST OMAHA NEBRASKA TAX-EXEMPT FUND)
--------------------------------------------------------------------------------

                                   Fee Table

Nebraska Tax-Free Fund
Annual Fund Operating Expenses (% of average net assets)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                Class A Shares
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                     4.50%
(as a percentage of offering price)*
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)              None
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          None
and other Distributions (as a percentage of offering price)
----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
----------------------------------------------------------------------------------------------
Exchange Fee                                                                         None
----------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                                Class A Shares
----------------------------------------------------------------------------------------------
Management Fees(1)                                                                   0.70%
----------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                0.25%
----------------------------------------------------------------------------------------------
Other Expenses(1, 2)                                                                 0.49%
----------------------------------------------------------------------------------------------
Total Annual Portfolio Expense(1)                                                    1.44%
----------------------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual annual Management Fees and Other Expenses are expected to be 0.50% and 0.36%, respectively. The actual Total Fund Operating Expenses are expected to be 1.11% for the Class A Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Class A Shares of a Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $590          $895          $1,201         $2,097
--------------------------------------------------------------------------------

PROSPECTUS
FIRST FOCUS COLORADO TAX-FREE FUND
(FORMERLY FIRST OMAHA COLORADO TAX-EXEMPT FUND)                FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

OBJECTIVE

This Fund seeks as high a level of current income exempt from both federal and Colorado income tax as is consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund invests primarily, but not less than 80% of its assets, in municipal securities that generate income exempt from Colorado state income tax and federal income tax. The Fund invests primarily in securities which are "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Under normal market conditions, the Fund's assets will be invested in a portfolio of Colorado municipal securities which the adviser believes will produce a higher level of current income than a portfolio of municipal securities with the highest rating, but that do not present a significant credit risk. The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 15 years.

The Fund's investment adviser uses a value-oriented strategy and looks for higher yielding and undervalued municipal securities that offer the potential for above-average return. To assess a municipal security's value, the adviser considers the security's yield, price, credit quality, and future prospects.

Municipal securities include debt obligations (such as bonds, notes, commercial paper and lease obligations) issued by the respective state and its political subdivisions, municipalities, agencies and authorities. States, local governments and municipalities issue municipal securities to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These securities include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

The Fund may purchase municipal securities that represent lease obligations. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the Fund will not invest more than 10% in lease obligations.

The Fund may also invest in municipal bonds of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam) which are exempt from regular federal income taxes. The Fund may not invest more than 10% of its total assets in these territorial municipalities.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline,


                                                      CONTINUED ON NEXT PAGE  13

PROSPECTUS
FIRST FOCUS COLORADO TAX-FREE FUND (CONT'D)
(FORMERLY FIRST OMAHA COLORADO TAX-EXEMPT FUND)
--------------------------------------------------------------------------------

interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

INTEREST RATE RISK. Changes in interest rates affect the value of the Fund's municipal securities. When interest rates rise, the value of the Fund's securities and its shares will decline. A change in interest rates will also affect the amount of income the Fund generates.

CREDIT RISK. The value of the Fund's municipal securities is affected by the issuer's continued ability to make interest and principal payments. The Fund could lose money if the municipal issuers cannot meet their financial obligations.

Securities rated in the lowest of the investment grade categories (e.g., Baa or BBB) are considered more speculative than higher rated securities. Their issuers may not be as financially strong as those of higher rated municipal securities and may be more vulnerable to periods of economic uncertainty or downturn.

NON-DIVERSIFICATION RISK. Because the Fund is non-diversified and invests primarily in Colorado municipal securities, the Fund is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of Colorado municipal securities in which the Fund invests. For example, neither the State of Colorado nor its agencies may issue general obligation bonds secured by the full faith and credit of the State. In 1992 Colorado passed a constitutional amendment restricting the ability of state and local governments to incur indebtedness and raise taxes.

REINVESTMENT RISK. When interest rates decline, cash flows from maturing securities may have to be reinvested at a lower rate.

PREPAYMENT RISK. Certain municipal securities involve prepayment risk, which is the risk that the underlying debts may be refinanced or paid off before they mature during a period of declining interest rates. That will tend to lower the Fund's return and could result in losses to the Fund if it acquired some securities at a premium.

Expenses

This table describes the fees and expenses you may pay in connection with investing in Class A Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                                    Fee Table

Colorado Tax-Free Fund
Annual Fund Operating Expenses (% of average net assets)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                Class A Shares
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                     4.50%
(as a percentage of offering price)*
----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)              None
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          None
and other Distributions (as a percentage of offering price)
----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
----------------------------------------------------------------------------------------------
Exchange Fee                                                                         None
----------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                                Class A Shares
----------------------------------------------------------------------------------------------
Management Fees(1)                                                                   0.70%
----------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                0.25%
----------------------------------------------------------------------------------------------
Other Expenses(1, 2)                                                                 0.69%
----------------------------------------------------------------------------------------------
Total Annual Portfolio Expense(1)                                                    1.64%
----------------------------------------------------------------------------------------------
Fee Waiver/Reimbursement                                                            (0.49)%
----------------------------------------------------------------------------------------------
Net Expenses(1)                                                                      1.15%
----------------------------------------------------------------------------------------------

(1) The table above reflects all fees the Fund's service providers are entitled to receive annually pursuant to their contracts with the Fund or others. However, the Fund's Adviser has contractually agreed to waive or reimburse expenses in excess of 1.15% for a period of one year from the date of this Prospectus. Thus, the actual annual Management Fees and Other Expenses are expected to be 0.29% and 0.61%, respectively. The actual Total Fund Operating Expenses are expected to be 1.15% on the Class A Shares.

(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees

The example below is intended to help you compare the cost of investing in the Class A Shares of a Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses will be different, this example is for comparison only.

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $562           $898          $1,258        $2,267

PROSPECTUS
First Focus Core Equity Fund
(FORMERLY FIRST OMAHA EQUITY FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Core Equity Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, at least 80% of the Fund's total assets will be invested in common stocks and securities that can be converted into common stocks, such as convertible bonds, convertible preferred stock, warrants, options and rights. The Fund typically invests in domestic companies with market capitalizations over $4.5 billion. The Fund may also invest up to 20% of its total assets in preferred stocks, warrants and common stocks other than those described above.

The Fund's investment adviser uses a value-oriented investment approach, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting
the securities markets include domestic
and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

COMMON STOCKS. This Fund invests primarily in common stocks of large companies. The risks of common stock investing include:

o a company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the valuation and earnings growth the adviser perceived when selecting the stock.

o instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental, or regulatory change. Company news or a change in expected earnings could also affect prices.

OVER-THE-COUNTER MARKET. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

VALUE INVESTING. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of the S&P 500 Composite Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

                  Year-by-Year Total Returns - Class A Shares
                           as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
24.25    7.62   10.37    6.92   26.31   15.33   18.85    7.41   (9.12)   4.12

The Fund's total return for the six-month period ended June 30, 2001 was (0.30)%.

                        Best Quarter        Worst Quarter
                        June 30, 1999     September 30, 1999
--------------------------------------------------------------------------------
                            15.80%              (12.48)%
--------------------------------------------------------------------------------

                   Average Annual Total Return as of 12/31/00

                                           1 Year         5 Years       10 Years
--------------------------------------------------------------------------------
Core Equity Fund
   Class A Shares                           (1.60)%         5.67%        10.13%
--------------------------------------------------------------------------------
Core Equity Fund
   Class B Shares                           (1.66)%         5.42%         9.85%
--------------------------------------------------------------------------------
S&P 500 Composite
Index(1)                                    (9.11)%        18.33%        17.45%
--------------------------------------------------------------------------------

(1) The S&P 500 Composite Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The returns for this index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.


                                                      CONTINUED ON NEXT PAGE  17

PROSPECTUS
FIRST FOCUS CORE EQUITY FUND (CONT'D)
(FORMERLY FIRST OMAHA EQUITY FUND)
--------------------------------------------------------------------------------

The above performance information of this Fund includes the performance of the Fund's respective predecessor mutual fund and common trust fund. The predecessors had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. Performance data from December 13, 1992 through April 9, 1995 relates to a predecessor mutual fund, First Omaha Equity Fund. The Fund acquired all of the net assets of the predecessor mutual fund on April 9, 1995. The performance prior to December 13, 1992 relates to a predecessor common trust fund. The predecessors were managed by First National Bank of Omaha, a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown above are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge (as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.

Expenses

This table describes the fees and expenses you may pay in connection with investing in Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                                    Fee Table

Core Equity Fund
Annual Fund Operating Expenses (% of average net assets)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                Class A Shares  Class B Shares
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                     5.50%           None
(as a percentage of offering price)*
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)**            None            5.00%
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          None            None
and other Distributions (as a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None            None
--------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                         None            None
--------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                                 Class A Shares  Class B Shares
--------------------------------------------------------------------------------------------------------------
Management Fees(1)                                                                   0.75%           0.75%
--------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                0.25%           1.00%
--------------------------------------------------------------------------------------------------------------
Other Expenses(1, 2)                                                                 0.43%           0.43%
--------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Expense(1)                                                    1.43%           2.18%
--------------------------------------------------------------------------------------------------------------

(1)The Class A and Class B Shares were instituted on July 31, 2001. The table above reflects all fees the Fund's service providers are entitled to receive pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual Management Fees are expected to be 0.65% and Other Expenses are expected to be 0.41% and 0.41% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses should be 1.31% for Class A Shares and 2.06% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)"Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

IF YOU SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Class A Shares                $688          $978          $1,289         $2,169
Class B Shares                $721          $982          $1,369         $2,327

IF YOU DO NOT SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Class A Shares                $688          $978          $1,289         $2,169
Class B Shares                $221          $682          $1,169         $2,327

PROSPECTUS
FIRST FOCUS GROWTH OPPORTUNITIES FUND
(FORMERLY FIRST OMAHA GROWTH FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Growth Opportunities Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

In pursuit of long-term capital appreciation, this Fund invests principally in companies the adviser believes have the potential to grow earnings more rapidly than their competitors. Under normal market conditions, more than 50% of the Fund's total assets will be invested in the common stock and convertible securities of companies with capitalizations from $1 billion to $10 billion. The Fund may also invest up to 35% of its total assets in preferred stocks and warrants, or for liquidity needs, pending investment or expense payments, in short-term obligations including commercial paper, bankers' acceptances, certificates of deposit, money market funds, repurchase agreements, and U.S. government obligations. Holdings are typically diversified across the major sectors.

In choosing investments, the Fund's investment adviser looks for companies with:

o    market share gains;

o    product innovation;

o    low-cost production;

o    a history of above-average earnings and dividend growth; and

o valuations that are low relative to their current earnings or their projected earnings growth rate.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Funds is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

COMMON STOCKS. This Fund invests primarily in common stocks, whose risks include:

o a company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the earnings growth the adviser anticipated when selecting the stock.


o instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

MID-CAP STOCKS. The emphasis on medium-capitalization companies may lead to risks greater than those of other equity investments. Mid-cap stocks are generally less liquid than large-cap stocks, and may be more affected by technological, environmental or regulatory change.

OVER-THE-COUNTER MARKET. Some of the stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

GROWTH INVESTING. This Fund is primarily growth oriented and may not perform as well as other types of mutual funds when its investing style is out of favor.

There is also a risk that the stocks selected for this Fund may not grow as the adviser anticipates.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the S&P Mid Cap 400 Index and the Frank Russell Mid-Cap Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.

                   Year-by-Year Total Returns - Class A Shares
                            as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1993    1994    1995    1996    1997    1998    1999    2000
          ----    ----    ----    ----    ----    ----    ----    ----
         (0.22)  (0.58)  37.56   12.63   25.63    8.09   11.51    6.85

The Fund's total return for the six-month period ended June 30, 2001 was (1.19)%.

                    Best Quarter            Worst Quarter
                  December 31, 1998       September 30, 1998
--------------------------------------------------------------------------------
                       16.86%                   (12.02)%
--------------------------------------------------------------------------------


                                                      CONTINUED ON NEXT PAGE  21

PROSPECTUS
FIRST FOCUS GROWTH OPPORTUNITIES FUND (CONT'D)
(FORMERLY FIRST OMAHA GROWTH FUND)
--------------------------------------------------------------------------------

                   Average Annual Total Return as of 12/31/00

                                                                         Since
                                                                       Inception
                                           1 Year        5 Years      (11/30/92)
--------------------------------------------------------------------------------
Growth Opportunities
Fund
   Class A Shares                            0.98%        11.30%        11.17%
--------------------------------------------------------------------------------
Growth Opportunities
Fund
   Class B Shares                            1.05%        11.43%        10.79%
--------------------------------------------------------------------------------
S&P Mid Cap
400 Index(1)                                17.50%        20.41%        17.81%
--------------------------------------------------------------------------------
Frank Russell
Mid-Cap Index(1)                             8.25%        16.68%        16.10%
--------------------------------------------------------------------------------

(1) The S&P Mid Cap 400 Index and the Frank Russell Mid-Cap Index are unmanaged indices of 400 domestic stocks, chosen for market size, liquidity and industry group representation. Henceforth, the Fund will use the Frank Russell Mid-Cap Index for comparison because the securities in the index are indicative of the types of securities held in the Fund. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The above performance information of this Fund includes the performance of the Fund's predecessor common trust fund prior to April 1, 1998. The predecessor had investment objectives, policies and restrictions that were equivalent in all material respects to those of the Fund. The predecessor was managed by FNC Trust Group, n.a., a division of which manages the Fund. The bar chart and table above include information regarding the common trust fund's operations for periods before the Fund's registration statement became effective, as adjusted to reflect the higher expenses incurred by the Funds. The common trust fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the common trust fund had been registered, its performance might have been adversely affected.

The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown above are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge (as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.

Expenses

This table describes the fees and expenses you may pay in connection with investing in the Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                                   Fee Table

Growth Opportunities Fund
Annual Fund Operating Expenses (% of average net assets)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                Class A Shares  Class B Shares
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                     5.50%           None
(as a percentage of offering price)*
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)**            None            5.00%
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          None            None
and other Distributions (as a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None            None
--------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                         None            None
--------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                                Class A Shares  Class B Shares
--------------------------------------------------------------------------------------------------------------
Management Fees(1)                                                                   0.75%           0.75%
--------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                0.25%           1.00%
--------------------------------------------------------------------------------------------------------------
Other  Expenses(1 ,2)                                                                0.53%           0.53%
--------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Expense1                                                      1.53%           2.28%
--------------------------------------------------------------------------------------------------------------

(1)The Class A and Class B Shares were instituted on July 31, 2001. The table above reflects all fees the Fund's service providers are entitled to receive pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual Management Fees are expected to be 0.50% and the Other Expenses are expected to be 0.46% and 0.46% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses should be 1.21% for Class A Shares and 1.96% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.

(2)"Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees.

The example below is intended to help you compare the cost of investing in the Class A Shares of a Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. The figures shown would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses will be different, this example is for comparison only.

IF YOU SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $697         $1,007         $1,338         $2,273
Class B Shares                $731         $1,012         $1,420         $2,431

IF YOU DO NOT SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $697         $1,007         $1,338         $2,273
Class B Shares                $231         $  712         $1,220         $2,431

PROSPECTUS
FIRST FOCUS SMALL COMPANY FUND
(FORMERLY FIRST OMAHA SMALL CAP VALUE FUND)
--------------------------------------------------------------------------------

OBJECTIVE

The investment objective of the Small Company Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Principal investments

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and convertible securities of companies with small market capitalization. A company's market capitalization is considered "small" if it is less than those of the largest 25% of companies listed on the New York Stock Exchange, currently $2.9 billion. The Fund expects most of these companies will have a market cap of $100 million to $2.0 billion.

The Fund's investment adviser follows a value-oriented investment style, looking for companies whose stock is trading below book value or what the adviser considers its actual value. The adviser may also consider other factors, including a company's earnings record and/or dividend growth. This Fund does not emphasize current dividend or interest income.

In choosing investments, the adviser looks at quantitative and qualitative measures of a company.

Quantitative measures of a company include:

o    price-to-earnings ratio;

o    balance sheet strength;

o    cash flow; and

o    dividend growth potential.

Qualitative measures of a company include:

o    efficient use of capital;

o    management style and adaptability;

o    market share;

o    product lines and pricing flexibility;

o    distribution systems; and

o    use of technology to improve productivity and quality.

The Fund typically diversifies across major industries, holding 30 to 65 companies at a time. Turnover is expected to be low, around 30% under normal market conditions. However, the Fund will sell a security without regard to how long it has owned the security if the investment adviser believes this necessary.

The Fund may also invest up to 20% of its total assets in:

o    preferred stocks;

o    common stocks other than those described above; or

o    corporate bonds, notes and warrants.

To meet liquidity, redemption and short-term investing needs, the Fund may invest in short-term obligations including money market funds, repurchase agreements and U.S. government securities. The Fund may also take a temporary defensive position in such investments, which could keep the Fund from achieving its investment objective.

Any fixed income securities in which the Fund invests will be "investment grade," which means they will be:

o rated at purchase within the four highest ratings of a nationally recognized rating organization, such as Moody's Investors Service, Inc. and Standard & Poor's Corporation; or

o if unrated, considered at purchase by the Fund's investment adviser to be of comparable quality.

Principal risks

The value of the Fund's shares depends on the value of the securities it owns. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fluctuate significantly, which means you could lose money.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

GENERAL MARKET RISKS. Factors affecting the securities markets include domestic and foreign economic growth and decline, interest rate levels and political events. There is a risk the adviser won't accurately predict the direction of these and other factors and, as a result, the adviser's investment decisions may not accomplish what they were intended to achieve. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Fund.

COMMON STOCKS. This Fund invests primarily in common stocks, whose risks include:

o a company not performing as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services. Negative performance may affect the full value potential the adviser anticipated when selecting the stock.

o instability in the stock market. The market generally moves in cycles, with prices rising and falling. The value of the Fund's investments may increase or decrease more than the stock market in general. A downturn in the stock market may lead to lower prices for the stocks the Fund holds even when company fundamentals are strong. A company's stock may drop as a result of technological, environmental or regulatory change. Company news or a change in expected earnings could also affect prices.

SMALL-COMPANY STOCKS. The price of smaller-company stocks may fluctuate dramatically due to such factors as:

o    the company's greater dependence on key personnel;

o    potentially limited internal resources;

o    difficulty obtaining adequate working resources;

o    greater dependence on newer products and/or markets;

o    technological, regulatory or environmental changes; and

o    predatory pricing.

In short, the Fund's risks are likely to be greater than those of other equity investments. It will typically be more volatile than the stock market in general, as measured by the S&P 500 Composite Index.

OVER-THE-COUNTER MARKET. Some of the common stocks in which the Fund invests trade in the over-the-counter market. These "unlisted common stocks" generally trade at a lower volume, which may limit their liquidity.

VALUE INVESTING. This Fund is primarily value oriented and it may not perform as well as other types of mutual funds when its investing style is out of favor. There is also a risk that the stocks selected for this Fund may not reach what the adviser believes are their full value.

PERFORMANCE HISTORY

The bar chart and table below show the Fund's annual returns and its long-term performance and provide some indication of the risks of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the S&P Small Cap 600 Index, the S&P Small Cap 600/Barra Value Index, the Frank Russell 2000 Index and the Frank Russell 2000 Value Index. Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

The following bar chart shows changes in the performance of the Fund's Class A Shares for the years presented. Class A Shares were instituted on July 31, 2001. In the bar chart performance results are for the Fund's Institutional Class, which is not offered in this Prospectus. The performance results have been adjusted for the total annual operating expenses applicable to the Class A Shares. The chart does not reflect sales charges, which would decrease the returns shown below.


                                                      CONTINUED ON NEXT PAGE  25

PROSPECTUS
FIRST FOCUS SMALL COMPANY FUND (CONT'D)
(FORMERLY FIRST OMAHA SMALL CAP VALUE FUND)
--------------------------------------------------------------------------------

                   Year-by-Year Total Returns - Class A Shares
                            as of 12/31 each year (%)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          1997    1998    1999    2000
                          ----    ----    ----    ----
                         20.70   (4.40)  (5.91)  22.27

The Fund's total return for the six-month period ended June 30, 2001 was 7.12%.

                        Best Quarter         Worst Quarter
                       June 30, 1999       September 30, 1998
--------------------------------------------------------------------------------
                           14.12%               (13.81)%
--------------------------------------------------------------------------------

                   Average Annual Total Return as of 12/31/00

                                                                         Since
                                                                       Inception
                                                        1 Year         (6/10/96)
--------------------------------------------------------------------------------
Small Company Fund
   Class A Shares                                        15.55%          6.77%
--------------------------------------------------------------------------------
Small Company Fund
   Class B Shares                                        16.35%          6.77%
--------------------------------------------------------------------------------
S&P Small Cap 600 Index(1)                               11.80%         12.49%
--------------------------------------------------------------------------------
S&P Small Cap 600/
Barra Value Index(1)                                     20.86%         14.18%
--------------------------------------------------------------------------------
Frank Russell
2000 Index                                              -3.02%           9.11%
--------------------------------------------------------------------------------
Frank Russell 2000
Value Index                                              22.83%         12.01%
--------------------------------------------------------------------------------

(1) The S&P Small Cap 600 Index is a market-weighted index of 600 domestic stocks chosen for market size, liquidity and industry group representation. The S&P Small Cap 600/Barra Value Index is a market capitalization-weighted index of all the stocks in the S&P Small Cap 600 that have low price to book ratios. It is designed so that approximately 50% of the S&P Small Cap 600 market capitalization is in the Barra Value Index. The other 50% is in the Barra Growth Index. The Frank Russell 2000 Index is a small cap index comprised of 2,000 stocks. The Frank Russell 2000 Value Index includes securities from the 2000 Index generally having low price-to-book value and price-to-earnings ratios. The S&P Small Cap 600/Barra Value Index, Frank Russell 2000 Index and Frank Russell 2000 Value Index are included for comparison purposes because the securities in these indices are indicative of the types of securities held in the Fund. The returns for these indices do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

The Class A and Class B Shares were instituted on July 31, 2001. The total returns shown above are for the Fund's Institutional Class, but have been adjusted to reflect the total annual operating expenses applicable to Class A and Class B Shares, respectively, and, with respect to the average total return table only, the maximum sales charge (as to Class A Shares) and the maximum contingent deferred sales charge (as to Class B Shares). Institutional Class Shares are not offered in this Prospectus. The investment returns of the Class A and Class B Shares would have been substantially similar to the Institutional Class because each class invests in the same portfolio of securities.

Expenses

This table describes the fees and expenses you may pay in connection with investing in Class A and Class B Shares of the Fund. Annual fund operating expenses are deducted from Fund assets, so their effect is reflected in the Fund's share price.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

                                   Fee Table

Small Company Fund
Annual Fund Operating Expenses (% of average net assets)

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                Class A Shares  Class B Shares
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                                     5.50%           None
(as a percentage of offering price)*
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)**            None            5.00%
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                          None            None
and other Distributions (as a percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)                   None            None
--------------------------------------------------------------------------------------------------------------
Exchange Fee                                                                         None            None
--------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Buying, Selling and Exchanging Shares"

** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase and decreases over time depending on how long you own your shares. See "Buying, Selling and Exchanging Shares"

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                                Class A Shares  Class B Shares
--------------------------------------------------------------------------------------------------------------
Management Fees(1)                                                                   0.85%           0.85%
--------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                0.25%           1.00%
--------------------------------------------------------------------------------------------------------------
Other Expenses(1 ,2)                                                                 1.13%           1.13%
--------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Expense(1)                                                    2.23%           2.98%
--------------------------------------------------------------------------------------------------------------

(1) The Class A and Class B Shares were instituted on July 31, 2001. The table above reflects all fees the Fund's service providers are entitled to receive pursuant to their contracts with the Fund or others. However, certain service providers will voluntarily waive a portion of their respective fees. Taking these waivers into account, the actual Management Fees are expected to be 0.50% and Other Expenses are expected to be 0.98% and 0.98% for the Class A and Class B Shares, respectively. The actual Total Fund Operating Expenses should be 1.73% for Class A Shares and 2.48% for Class B Shares. These waivers by the service providers are voluntary and therefore may be eliminated at any time.
(2) "Other Expenses" include miscellaneous fund expenses such as administration, legal, accounting, custody, shareholder servicing and transfer agent fees. The example below is intended to help you compare the cost of investing in the Class A and Class B Shares of the Fund with the cost of investing in other mutual funds and shows what you could pay in expenses over time, based on Total Fund Operating Expenses described in the Fee Table. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and the Fund's operating expenses remain the same. Because actual return and expenses will be different, this example is for comparison only.

IF YOU SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $764         $1,209         $1,679         $2,974
Class B Shares                $801         $1,221         $1,767         $3,129

IF YOU DO NOT SELL YOUR FUND SHARES AT THE END OF THE PERIOD:

                             1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class A Shares                $764          $1,209        $1,679         $2,974
Class B Shares                $301          $  921        $1,567         $3,129

PROSPECTUS
FIRST FOCUS FUNDS(SM)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

BUYING, SELLING AND EXCHANGING SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A and Class B Shares of the Funds. The Funds reserve the right to refuse purchases that may adversely affect the Funds.

The classes have different expenses and other characteristics.

Class A Shares

o    Front-end sales charge (except Money Market Fund)

o    12b-1 fees

o    $1,000 minimum initial investment ($500 for IRA accounts)

Class B Shares

o    Contingent deferred sales charge

o    Higher 12b-1 fees

o    $1,000 minimum initial investment ($500 for IRA accounts)

o    Automatically convert to Class A Shares after eight years

For some investors the minimum initial investment may be lower.

Buying Shares

You can buy First Focus shares by mail, phone or wire, or through the First National Bank of Omaha and its affiliates, your broker/ dealer, or other institutions. For a Purchase Application, call 1-800-662-4203.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. Call your broker or financial institution for details.

Opening an account by mail

Make out a check or money order for the amount you want to invest, payable to the Fund you want. See page 32 for minimum amounts.

Mail the check or money order and a completed Purchase Application to:

         First Focus Funds, Inc.
         P.O. Box 219022
         Kansas City, MO 64121-9022

Adding to your account by mail

Make out a check or money order for the amount you want to invest, payable to the Fund you want. See page 32 for minimum amounts.

Mail the check or money order and a note with your account number to:

         First Focus Funds, Inc.
         P.O. Box 219022
         Kansas City, MO 64121-9022

Adding to your account by wire

Call 1-800-662-4203 for the account number to which funds should be wired. Your bank may charge a wire transfer fee.

Through First National Bank of Omaha, its correspondents or affiliates

You may be able to buy shares through some bank accounts, including those that sweep cash into Money Market Fund shares. These accounts have their own requirements and may charge fees associated with your investment, which will reduce your net return. For details, see your bank representative.

Auto Invest Plan

You can make regular monthly or quarterly purchases by Automated Clearing House
(ACH) transfer from your bank account. The minimum investment to open your account is $1,000; the minimum for additional investments is $50. To start, complete the Auto Invest Plan Section of the Purchase Application. Any shares so purchased are subject to applicable sales charges. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," on page 33.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

Front-end sales charges - Class A Shares

The offering price of Class A Shares is the net asset value ("NAV") next calculated after a Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

Core Equity Fund, Growth Opportunities Fund and Small Company Fund:

                                                                   YOUR SALES
                                                  YOUR SALES       CHARGE AS A
                                                  CHARGE AS A     PERCENTAGE OF
      IF YOUR                                    PERCENTAGE OF      YOUR NET
   INVESTMENT IS:                               OFFERING PRICE:    INVESTMENT:
--------------------------------------------------------------------------------
Less than
$50,000                                              5.50%            5.82%
--------------------------------------------------------------------------------
$50,000 but less
than $100,000                                        4.50%            4.71%
--------------------------------------------------------------------------------
$100,00 but less
than $250,000                                        3.50%            3.63%
--------------------------------------------------------------------------------
$250,000 but less
than $500,000                                        2.60%            2.67%
--------------------------------------------------------------------------------
$500,000 but less
than $1,000,000                                      2.00%            2.04%
--------------------------------------------------------------------------------
$1,000,000
and over                                             0.00%*           0.00%
--------------------------------------------------------------------------------

Income Fund, Nebraska Tax-Free Fund and Colorado Tax-Free Fund:

                                                                    YOUR SALES
                                                   YOUR SALES       CHARGE AS A
                                                   CHARGE AS A     PERCENTAGE OF
      IF YOUR                                     PERCENTAGE OF      YOUR NET
   INVESTMENT IS:                                OFFERING PRICE:    INVESTMENT:
--------------------------------------------------------------------------------
Less than
$100,000                                              4.50%            4.77%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000                                         3.50%            3.63%
--------------------------------------------------------------------------------
$250,00 but less
than $500,000                                         2.60%            2.67%
--------------------------------------------------------------------------------
$500,000 but less
than $1,000,000                                       2.00%            2.04%
--------------------------------------------------------------------------------
$1,000,000
and over                                              0.00%*           0.00%
--------------------------------------------------------------------------------

* A redemption fee may be charged equal to 1% of shares redeemed within one year of purchase.

Waiver of front-end sales charge - Class A Shares

No sales charge is imposed on shares of a Fund:

o    issued in plans of reorganization, such as mergers involving the Funds;

o sold to dealers or brokers that have a sales agreement with the Distributor, for their own account or for retirement plans for their employees or sold to employees (and their spouses) of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of such employee's minor children);

o purchased in aggregate amounts of $1 million or more by tax-exempt organizations enumerated in Section 501(c) of the Code or employee benefit plans created under Section 401 or 457 of the Code;

o sold to Directors and officers of the Company and employees of the Advisers, the Distributor and their affiliates;

o sold to agency, custody and fiduciary accounts of the Advisers and their affiliates;

o sold in connection with a broker managed account program provided the broker has signed a dealer agreement with the Distributor; or

o purchased in connection with any asset allocation plan established by the Advisers.

Reduced sales charges - Class A Shares

Rights of accumulation

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right


                                                      CONTINUED ON NEXT PAGE  29

PROSPECTUS
FIRST FOCUS FUNDS(SM) (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or minor children (and provide children's ages). The Fund may amend or terminate this right of accumulation at any time.

Letter of intent

You may purchase Class A Shares at the sale charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over a 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases may not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Combined purchase/quantity discount privilege

When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

Contingent deferred sales charges - Class B Shares

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within seven years after your purchase, you will pay contingent deferred sales charges as described in the table below for the NAV of the shares at the time of purchase. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

                                                    CONTINGENT DEFERRED SALES
  YEAR SINCE                                        CHARGE AS A PERCENTAGE OF
   PURCHASE                                      DOLLAR AMOUNT SUBJECT TO CHANGE
--------------------------------------------------------------------------------
First                                                           5%
--------------------------------------------------------------------------------
Second                                                          4%
--------------------------------------------------------------------------------
Third                                                           3%
--------------------------------------------------------------------------------
Fourth                                                          3%
--------------------------------------------------------------------------------
Fifth                                                           2%
--------------------------------------------------------------------------------
Sixth                                                           1%
--------------------------------------------------------------------------------
Seventh                                                         0%
--------------------------------------------------------------------------------
Eighth*                                                         0%
--------------------------------------------------------------------------------

* Class B Shares automatically convert to Class A Shares eight years after purchase.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

o    to make certain withdrawals from a retirement plan; or

o    because of death or disability.

General information about sales charges

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor for any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Selling (Redeeming) Shares

If you purchase your shares directly from the Funds, you can redeem them as described below.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or would like the proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

By Mail

o    Send a written request to:
     First Focus Funds, Inc.
     P.O. Box 219022
     Kansas City, MO 64121-9022

o The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or wire the funds at no charge to a previously designated bank account. Check with your bank to determine if it charges a wire transfer fee. See "Signature Guarantees," on page 33.

By Phone

o When you open your account, check the box authorizing telephone redemptions on your Purchase Application.

o    Call 1-800-662-4203 to request the redemption.

o The Funds will mail a check payable to the Shareholder(s) of record to the address of record, or transfer the funds via ACH to a previously designated bank account. There is no charge for ACH transfers. See "Telephone Transactions," on page 33.

Auto Withdrawal Plan

You can redeem shares automatically every month or quarter and have a check for the specified amount mailed to you. The minimum withdrawal is $100. To start, call 1-800-662-4203. To change your plan, send the Funds a signature-guaranteed written request. See "Signature Guarantees," on page 33. You could have negative tax results if you purchase shares while you're making withdrawals. Be sure to check with your tax adviser on the effects of this plan, especially if you're also purchasing shares.


                                                      CONTINUED ON NEXT PAGE  31
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PROSPECTUS
FIRST FOCUS FUNDS(SM) (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

Check Writing Service
(Money Market Fund - Class A Shares Only)

If you own Class A Shares of the Money Market Fund you may redeem shares by writing checks on your account for $500 or more. Once you have signed and returned a signature card, you will receive a supply of checks. The check may be made payable to any person, and your account will continue to earn dividends until the check clears. These checks are free, but your account may be charged a fee for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account.

Exchanging Shares

You can exchange shares of one class of a First Focus Fund for the same class shares of another Fund. An exchange is considered a sale of shares; you may have a capital gain or loss for federal income tax purposes.

You may exchange your shares on any business day by contacting us directly by mail or telephone at 1-800-662-4203. You may also exchange shares through your financial institution by mail or telephone.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

Class A Shares

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

Class B Shares

You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least seven years from your initial purchase.

TRANSACTION POLICIES

Net Asset Value

The net asset value (NAV) is calculated each business day at the regularly scheduled normal close of trading on the New York Stock Exchange (typically 4 p.m. Eastern Time), except for the Money Market Fund which calculates NAV at 2 p.m. Eastern Time. A business day is a day on which the NYSE is open for trading. A Fund is not required to calculate NAV if none of its shares were bought or sold that day.

If the Funds receive your buy or sell order before the daily valuation time, your purchase or redemption price will be based upon that day's NAV for each share. Otherwise, it will be based upon the next business day's NAV for each share.

To calculate the NAV, First Focus Funds adds up the value of all a Fund's securities and other assets, subtracts any liabilities, and divides by the number of shares of that Fund outstanding. You can determine the value of your account on any particular day by multiplying the number of shares you own by that day's NAV.

Assets in the Money Market Fund are valued using the amortized cost method. The other Funds' securities are valued at market value.

If reliable market prices aren't available, fair value prices may be determined using methods approved by the Funds' Board of Directors.

Minimum Investments and Additions

The minimum initial investment for each Fund is $1,000, or $500 for an IRA account. For additional investments, it's $50. The Funds may #also waive minimum requirements for Individual Retirement Accounts, payroll deduction plans

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

and for Directors and officers of the Company and employees of the Advisers, the Distributor and their affiliates.

If an exchange or redemption causes the value of your account (other than an Auto Invest Plan or payroll deduction account) to fall below $1,000, the Funds may ask you to add to your account. If the balance remains below the minimum after 60 days, the Funds may close out your account and mail you the proceeds.

Redemption Payments

If you redeem shares, your payment normally will be sent within seven days of the Transfer Agent receiving your request. Shares are sold at the next redemption price calculated after your request is received in good order. Unless it would hurt a Fund or its Shareholders, the Funds try to honor requests for next-day payment if your order is received on a business day before 4 p.m. Eastern Time, or second-day payment if your order is received after that time.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to 15 calendar days. This is intended to protect the Funds and their Shareholders from loss.

The Funds intend to pay cash for all shares redeemed, but under unusual conditions may make payment wholly or partly in portfolio securities whose market value equals the redemption price. You will incur brokerage costs when converting them to cash.

The Funds may also suspend redemptions and payments if the New York Stock Exchange closes or in other emergencies.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine--and, unlike a notary public, is financially responsible if it's not.

You can obtain signature guarantees from banks, brokers/dealers, credit unions, securities exchanges and some other institutions. A notary public is not acceptable. The Funds require a signature guarantee to change the address to which a redemption check is to be mailed, make the check payable to someone other than the Shareholder(s) of record or to redeem $50,000 or more. If you have changed your address within 30 days of a redemption request, a signature guarantee is required. For joint accounts, each signature must be guaranteed. The Transfer Agent reserves the right to reject any signature guarantee.

Telephone Transactions

For purchases, redemptions and exchanges made by telephone, the Funds and their agents will use reasonable procedures to confirm telephone instructions are genuine. These procedures may include, among others, requiring some form of identification before acting on telephone instructions; providing written confirmation of all such transactions; and tape recording all telephone instructions. If reasonable procedures are followed, the Funds and their agents will not be liable for any loss, cost, or expense due to an investor's telephone instructions or an unauthorized telephone exchange or redemption.

If, because of peak activity or adverse conditions, you can't place a telephone transaction, consider mailing your request as described in "Buying Shares" and "Selling Shares" on page 28. The Funds reserve the right to refuse a telephone transaction.

Dividends and Taxes

The Funds generally pass net investment income and realized capital gains, if any, on to Shareholders in the form of dividends and capital gains.

Dividends

The Money Market Fund, Income Fund, and the Nebraska Tax-Free Fund and Colorado Tax-Free Fund (together, the "Tax-Free Funds") declare income dividends daily and pay them monthly. Shares purchased before 4 p.m. Eastern Time accrue interest on the date of purchase. The other Funds declare and pay dividends monthly, generally during the last week of each month.


                                                      CONTINUED ON NEXT PAGE  33

PROSPECTUS
FIRST FOCUS FUNDS(SM) (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)
--------------------------------------------------------------------------------

The Funds automatically reinvest your dividends in more shares of the Fund unless you choose to receive them in cash. To receive dividends in cash, or to change that election, notify the Funds in writing. If you redeem all your shares in a Fund, your accrued dividends, if any, will be mailed within seven business days.

Distributable net realized capital gains are distributed at least annually. The Money Market Fund does not expect to realize any long-term capital gains or pay any capital gains distributions.

Taxes

Here's an overview of important information about taxes for shareholders of the Funds, except the Tax-Free Funds.

o Dividends and distributions you receive, whether in cash or additional shares, are generally taxable.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

o Corporations may be eligible for a dividends-received deduction on certain dividends. Because the Money Market Fund expects to derive its net investment income from earned interest and short-term capital gains, none of its distributions are expected to qualify for the dividends-received deduction.

Here's an overview of important information about taxes for shareholders of the Tax-Free Funds.

o Regular monthly dividends payable from net tax-free interest will generally be exempt from regular federal income tax.

o All or a portion of these dividends may be subject to state and local taxes.

o    These dividends may also be subject to the federal alternative minimum tax
     (AMT).

o Net investment income from securities that are not municipal securities, and short-term capital gains, are taxable as ordinary income.

o Distributions from a Fund's long-term capital gains over net short-term capital losses are taxable as long-term capital gains in the year you receive them, no matter how long you've held the shares.

o Some dividends paid in January, if taxable, may be taxable as if you had received them the previous December.

o Dividends attributable to interest on U.S. Treasury obligations may be subject to state and local taxes, even though the interest would be tax-exempt if you received it directly.

o If the distribution of income or gain realized on the sale of securities causes a share's NAV to fall below what you paid for it, the distribution is a "return of invested principal" but is still taxable as described above.

o If you buy shares shortly before the record date of a Fund's dividend or capital gains distribution, the payment of those dividends or capital gains will reduce your NAV per share. All or a part of such distributions are taxable.

At least annually, the Funds will advise you of the source and tax status of all the distributions you've received.

                                                               FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

This Prospectus gives only general tax information. Before you invest, consult your tax adviser on federal, state and local tax considerations for your specific situation.

MANAGEMENT OF THE COMPANY

Investment Advisers

For the Money Market Fund, the Income Fund, the Core Equity Fund, the Small Company Fund and the Nebraska Tax-Free Fund, FNB Fund Advisers ("FNB"), a division of First National Bank of Omaha ("First National"), One First National Center, Omaha, Nebraska, is the investment adviser. FNB is a registered investment adviser under the federal Investment Advisers Act of 1940.

First National is a subsidiary of First National of Nebraska, Inc., a Nebraska corporation with total assets of about $9.2 billion as of December 31, 2000. First National offers clients a full range of financial services and has more than 65 years of experience in trust and investment management. As of December 31, 2000, FNB had about $7.0 billion in assets under administration, with about $2.5 billion under management.

The Growth Opportunities Fund and Colorado Tax-Free Fund are advised by FNC Fund Advisers ("FNC"), a division of FNC Trust Group, n.a., established in May 1997 as a wholly-owned subsidiary of First National Colorado, Inc., which is a wholly-owned subsidiary of First National of Nebraska, Inc. FNC is a registered investment adviser under the federal Investment Advisers Act of 1940.

FNC was created to offer a full range of trust and asset management services, both directly and as an agent for banks with trust powers. Currently FNC is an agent for clients of Union Colony Bank, Greeley, Colorado, and serves customers directly from its offices in Boulder and Loveland, Colorado. The predecessor to FNC was Union Colony Bank's trust division, whose staff moved to FNC when it was formed.

As of December 31, 2000, FNC had $971 million in assets under administration, directly or as an agent, including more than $603 million under investment management.

Responsibilities

Supervised by the Board of Directors and following each Fund's investment objectives and restrictions, the Adviser:

o    manages a Fund's investments;

o    makes buy/sell decisions and places the orders; and

o    keeps records of purchases and sales.

Portfolio Managers

For the Money Market Fund, the Core Equity Fund and the Small Company Fund, investment decisions are made by committee. No one person is primarily responsible for making investment recommendations.

The Income Fund and Nebraska Tax-Free Fund are managed by a team comprised of Michael D. Hansen, CFA, John G. Woolway, CFA and Greg Ritchey, CFA. Mr. Hansen joined First National Bank of Omaha in June of 1997 after seven years with the Nebraska Investment Council where he served as the Fixed Income Portfolio Manager. He is a member of the Association for Investment Management and Research and the Omaha-Lincoln Society of Financial Analysts. He received his B.S. Degree from the University of Nebraska at Lincoln in 1988 and is a Chartered Financial Analyst. Mr. Woolway received his B.S. Degree from the University of Iowa in 1985 and his M.B.A. from DePaul University in 1991. He is a member of the Omaha-Lincoln Society of Financial Analysts. He is also a member of the Association for Investment Management and Research. Prior to joining First National Bank of Omaha in December of 1993, he was a Portfolio Manager at FirsTier Bank. He also held the position of Fixed Income Analyst at Chicago Title and Trust Company in Chicago, Illinois. Mr. Ritchey received his B.S. Degree and his M.B.A. from the University of Kansas. He worked for Fountain Capital Management in Kansas City and managed the investment portfolios of First National of Nebraska before joining the First National Bank of Omaha in 1999. He is a member of the Association for Investment Management and Research, the Omaha-Lincoln Society of Financial Analysts and is a Chartered Financial Analyst.


                                                      CONTINUED ON NEXT PAGE  35
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PROSPECTUS
FIRST FOCUS FUNDS(SM) (CONT'D)
(FORMERLY FIRST OMAHA FUNDS)                                   FIRST FOCUS FUNDS
--------------------------------------------------------------------------------

The Growth Opportunities Fund is managed by David Jordan, who is an employee of both FNB and FNC. Mr. Jordan has been the senior investment officer of First National Bank of Fort Collins since 1996. From 1992-96 he was portfolio manager and primarily responsible for making investment decisions for First Interstate Bank of Denver. He is a Chartered Financial Analyst and has managed institutional portfolios since 1982.

The Colorado Tax-Free Fund is managed by Karen Kjeldgaard. Ms. Kjeldgaard is a graduate of Nebraska Wesleyan University with a degree in Business Administration. She also attended the graduate school at the University of San Diego. Before joining the FNC investment staff in 1994 she had twelve years of experience as a Senior Financial Analyst at General Dynamics Corporation and Martin Marietta Corp.

Fees

For services and related expenses, First National receives a fee from the five Funds it advises. Computed daily and paid monthly, the fee is a percent of each Fund's average daily net assets at these annual rates:

o    Money Market Fund: 0.25%

o    Income Fund: 0.60%

o    Nebraska Tax-Free Fund: 0.70%

o    Core Equity Fund: 0.75%

o    Small Company Fund: 0.85%

Similarly, FNC's fee for advising the Growth Opportunities Fund is 0.75%, and for advising the Colorado Tax-Free Fund is 0.70%, of average daily net assets, or a lesser fee agreed to in writing.

First National and FNC (collectively, the "Advisers") may choose to waive all or some of their advisory fees, which will cause a Fund's yield and total return to be higher than it would be without the waiver. The Advisers may end such waivers anytime and may not seek reimbursement.

Other Service Providers

The Funds' Board of Directors has appointed various parties to advise and administer the Funds.

Administrator and Distributor

SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, is Administrator for each Fund, providing clerical, compliance, regulatory, accounting and other services. SEI Distribution Co., an affiliate of the Administrator, is Distributor for the Funds.

Custodian and Transfer Agent

First National in its capacity as Custodian provides for the safekeeping of the Funds' assets. First National also serves as the Funds' Transfer Agent. DST Systems, Inc., 210 W. 10th Street, Kansas City, MO 64105 is Sub-Transfer Agent, whose functions include disbursing dividends and other distributions.

All service providers receive fees. They may choose to waive some or all of their fees, which will cause the Funds' returns to be higher than they would have been without the waiver.

Distribution of Fund Shares

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to Shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution and service fees, as a percentage of average daily net assets, are as follows:

--------------------------------------------------------------------------------
For Class A Shares                      0.25%
--------------------------------------------------------------------------------
For Class B Shares                      1.00%
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Because the Class A Shares and Class B Shares were instituted on July 31, 2001, Financial Highlights are not included.

For more information on the Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI).

          The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference, which means it is legally considered part of this Prospectus. It contains more details on all aspects of the Funds.

ANNUAL/SEMI-ANNUAL REPORTS.

          These reports describe the Funds' performance, list portfolio holdings and include financial statements. The Annual Report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

TO OBTAIN INFORMATION:
BY PHONE
         Call 1-800-662-4203

BY MAIL
         Write to: First Focus Funds
         P.O. Box 219022
         Kansas City, MO 64121-9022

You can review and copy information about First Focus Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-202-942-8090 for information on the operations of the Public Reference Room. Reports and other information about First Focus Funds are also available at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

         Public Reference Section
         Securities and Exchange Commission
         Washington, D.C. 20549-6009

SEC File Number 811-8846

                               FIRST FOCUS FUNDS
                           Value. Stability. Service.

                                 P.O. Box 219022
                           Kansas City, MO 64121-9022
                                                                 FFF-PS-002-0100